Schedule of Investments	February 28, 2021 (Unaudited)

Global X SuperDividend® Alternatives ETF

	Shares	Value
COMMON STOCK — 29.5%
UNITED STATES — 29.5%
Energy — 1.8%
Kinder Morgan	29,894	$439,442
Financials — 17.2%
Ares Capital	17,158	314,506
Blackstone Group, Cl A	4,616	319,566
Carlyle Group	9,750	333,938
Gladstone Investment	26,348	312,751
Hamilton Lane, Cl A	3,683	329,260
Hercules Capital	21,226	337,069
KKR	6,877	313,316
Main Street Capital	8,105	297,291
New Mountain Finance	25,085	310,803
Oaktree Specialty Lending	48,675	299,351
Owl Rock Capital	19,535	273,099
Prospect Capital (A)	47,930	349,410
Sixth Street Specialty Lending	13,762	299,186
		4,089,546
Utilities — 10.5%
Dominion Energy	4,567	312,017
Duke Energy	4,096	350,577
Edison International	7,028	379,442
Evergy	7,093	380,398
OGE Energy	12,057	352,908
PPL	13,365	350,029
Southern	6,692	379,570
		2,504,941
TOTAL UNITED STATES		7,033,929
TOTAL COMMON STOCK
(Cost $6,457,035)		7,033,929
EXCHANGE TRADED FUNDS — 26.3%
Eaton Vance Tax-Managed Buy-Write Income Fund (A)	40,472	599,390

Schedule of Investments	February 28, 2021 (Unaudited)

Global X SuperDividend® Alternatives ETF

	Shares	Value
EXCHANGE TRADED FUNDS — continued
Global X SuperDividend REIT ETF (A) (B)	480,495	$4,454,189
Nuveen Dow 30sm Dynamic Overwrite Fund	39,874	606,882
Nuveen S&P 500 Buy-Write Income Fund	47,826	613,608
TOTAL EXCHANGE TRADED FUNDS
(Cost $7,467,099)		6,274,069
CLOSED-END FUNDS — 25.6%
BlackRock Income Trust (A)	89,372	542,488
Brookfield Real Assets Income Fund (A)	33,446	676,947
Eaton Vance Risk-Managed Diversified Equity Income Fund (A)	57,279	603,721
Morgan Stanley Emerging Markets Domestic Debt Fund	98,441	588,677
Nuveen Mortgage and Income Fund	28,916	586,416
Stone Harbor Emerging Markets Income Fund (A)	85,769	743,618
Templeton Emerging Markets Income Fund	73,936	552,302
Voya Global Equity Dividend and Premium Opportunity Fund (A)	111,876	611,962
Western Asset Emerging Markets Debt Fund (A)	44,431	581,157
Western Asset Mortgage Opportunity Fund	41,791	617,671
TOTAL CLOSED-END FUNDS
(Cost $6,394,909)		6,104,959
MASTER LIMITED PARTNERSHIPS — 17.1%
UNITED STATES — 17.1%
Energy — 12.4%
Black Stone Minerals	59,682	532,960
BP Midstream Partners	37,709	430,260
Energy Transfer	68,589	524,020
Magellan Midstream Partners	10,867	452,828
MPLX	23,589	561,653
Sunoco	15,284	467,690
		2,969,411

Schedule of Investments	February 28, 2021 (Unaudited)

Global X SuperDividend® Alternatives ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — continued
Financials — 1.3%
Compass Diversified Holdings	12,706	$300,497
Industrials — 2.0%
Icahn Enterprises	7,561	482,997
Utilities — 1.4%
Suburban Propane Partners	22,561	337,513
TOTAL UNITED STATES		4,090,418
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $2,992,081)		4,090,418

BUSINESS DEVELOPMENT COMPANY — 1.1%
Golub Capital BDC	17,965	266,960
TOTAL BUSINESS DEVELOPMENT COMPANY
(Cost $276,638)		266,960

SHORT-TERM INVESTMENT (C)(D) — 8.6%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.01%
(Cost $2,037,981)	2,037,981	2,037,981
TOTAL SHORT-TERM INVESTMENT
(Cost $2,037,981)		2,037,981

TOTAL INVESTMENTS — 108.1%
(Cost $25,625,743)		$25,808,316
Percentages are based on Net Assets of $23,869,894.

Schedule of Investments	February 28, 2021 (Unaudited)

Global X SuperDividend® Alternatives ETF

(A)	This security or a partial position of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $1,988,163.
(B)	Affiliated investment.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2021, was $2,037,981.
(D)	The rate reported on the Schedule of Investments is the 7-Day effective yield as of February 28, 2021.

BDC - Business Development Companies
Cl — Class
ETF — Exchange Traded Fund
REIT — Real Estate Investment Trust
S&P — Standard & Poor’s

As of February 28, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a summary of the transactions with affiliates for the period ended February 28, 2021:

	Value at 11/30/2020	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Appreciation	Realized Gain	Value at 2/28/2021	Shares	Dividend Income
Global X SuperDividend® REIT ETF	$3,618,456	$557,587	$0	$278,146	$0	$4,454,189	480,495	$71,410

For the period ended February 28, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2021 (Unaudited)

Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — 99.9%
UNITED STATES — 99.9%
Communication Services — 1.7%
Lumen Technologies	9,485	$116,571
Consumer Staples — 14.7%
Campbell Soup	2,047	93,098
Clorox	479	86,723
Conagra Brands	2,734	92,765
General Mills	1,629	89,611
Hershey	648	94,381
J M Smucker	839	93,968
Kellogg	1,556	89,797
Kraft Heinz	2,837	103,210
Mondelez International, Cl A	1,684	89,521
Procter & Gamble	708	87,459
Tyson Foods, Cl A	1,395	94,400
		1,014,933
Energy — 3.0%
Cabot Oil & Gas	5,686	105,248
Chevron	1,045	104,500
		209,748
Financials — 22.7%
Ameriprise Financial	504	111,505
Assurant	739	91,060
BlackRock, Cl A	139	96,536
Citizens Financial Group	2,733	118,722
Comerica	1,834	124,895
KeyCorp	6,102	122,894
M&T Bank	768	115,922
Northern Trust	1,073	102,074
PNC Financial Services Group	673	113,306
Regions Financial	6,220	128,318

Schedule of Investments	February 28, 2021 (Unaudited)

Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Synchrony Financial	2,995	$115,847
T Rowe Price Group	638	103,445
Travelers	716	104,178
Zions Bancorp	2,319	123,301
		1,572,003
Health Care — 8.3%
AbbVie	909	97,936
Amgen	425	95,591
Cardinal Health	1,781	91,757
Johnson & Johnson	632	100,147
Medtronic	860	100,594
Merck	1,165	84,602
		570,627
Industrials — 13.3%
CH Robinson Worldwide	1,037	94,211
Cummins	442	111,915
Eaton	836	108,839
Emerson Electric	1,173	100,761
Fastenal	1,973	91,488
Illinois Tool Works	479	96,844
Johnson Controls International	2,122	118,386
Lockheed Martin	267	88,177
Snap-On	535	108,664
		919,285
Information Technology — 10.6%
Automatic Data Processing	557	96,929
Cisco Systems	2,181	97,861
Intel	1,944	118,156
Paychex	1,053	95,897
Seagate Technology	1,493	109,332
Texas Instruments	602	103,707

Schedule of Investments	February 28, 2021 (Unaudited)

Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Xerox Holdings	4,247	$108,214
		730,096
Materials — 8.8%
Amcor	8,449	92,432
CF Industries Holdings	2,455	111,163
Dow	1,790	106,165
Eastman Chemical	943	103,032
Nucor	1,706	102,053
Packaging Corp of America	713	94,130
		608,975
Real Estate — 15.3%
AvalonBay Communities ‡	595	104,571
Digital Realty Trust ‡	742	99,970
Equity Residential ‡	1,640	107,272
Essex Property Trust ‡	396	100,897
Kimco Realty ‡	6,553	120,116
Mid-America Apartment Communities ‡	795	107,110
ProLogis ‡	993	98,377
Public Storage ‡	439	102,700
Regency Centers ‡	2,053	112,463
Weyerhaeuser ‡	3,021	102,321
		1,055,797
Utilities — 1.5%
NRG Energy	2,913	106,354
TOTAL UNITED STATES		6,904,389
TOTAL COMMON STOCK
(Cost $6,028,831)		6,904,389

TOTAL INVESTMENTS — 99.9%
(Cost $6,028,831)		$6,904,389

Percentages are based on Net Assets of $6,913,952.

Schedule of Investments	February 28, 2021 (Unaudited)

Global X S&P 500® Quality Dividend ETF

‡	Real Estate Investment Trust

Cl — Class

As of February 28, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2021 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.4%
BERMUDA— 1.1%
Financials — 0.9%
Aspen Insurance Holdings, 5.950%, VAR ICE LIBOR USD 3 Month+4.060%	74,689	$1,979,258
Aspen Insurance Holdings, 5.625%	67,795	1,749,111
Aspen Insurance Holdings, 5.625%	67,791	1,742,229
PartnerRe, 7.250%	79,734	2,014,878
RenaissanceRe Holdings, 5.750%	67,806	1,802,283
RenaissanceRe Holdings, 5.375%	74,681	1,881,961
		11,169,720
Industrials — 0.2%
Triton International, 7.375%	48,804	1,294,282
Triton International, 6.875%	41,609	1,069,767
		2,364,049
TOTAL BERMUDA		13,533,769
CANADA— 0.9%
Energy — 0.3%
Enbridge, 6.375%, VAR ICE LIBOR USD 3 Month+3.593%	170,953	4,579,831
Utilities — 0.6%
Algonquin Power & Utilities, 6.875%, VAR ICE LIBOR USD 3 Month+3.677%	78,039	2,133,586
Algonquin Power & Utilities, 6.200%, VAR ICE LIBOR USD 3 Month+4.010%	95,082	2,626,165
Brookfield Infrastructure Partners, 5.125%	54,219	1,317,522
Brookfield Renewable Partners, 5.250%	57,206	1,441,591
		7,518,864
TOTAL CANADA		12,098,695

Schedule of Investments	February 28, 2021 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
NETHERLANDS— 0.6%
Financials — 0.6%
Aegon, 5.100%	261,717	$6,576,948
Aegon, 4.000%, VAR ICE LIBOR USD 3 Month+0.875%	67,784	1,677,654
TOTAL NETHERLANDS		8,254,602
UNITED KINGDOM— 0.3%
Financials — 0.3%
Prudential, 6.750%	67,804	1,807,655
Prudential, 6.500%	81,514	2,167,457
TOTAL UNITED KINGDOM		3,975,112
UNITED STATES— 96.5%
Communication Services — 4.4%
AT&T, 5.625%	233,871	6,146,130
AT&T, 5.350%	371,555	9,545,248
AT&T, 5.000%	337,859	8,551,211
AT&T, 4.750%	490,179	11,896,644
Qwest, 6.750%	187,771	4,882,046
Qwest, 6.500%	276,355	6,975,200
United States Cellular, 7.250%	74,681	1,884,202
United States Cellular, 7.250%	81,490	2,049,474
United States Cellular, 6.950%	92,907	2,367,270
United States Cellular, 6.250%	135,922	3,425,234
		57,722,659
Consumer Discretionary — 3.7%
Aptiv, 5.500% *	80,469	13,740,082
Brunswick, 6.625%	33,847	913,530
Brunswick, 6.375%	62,416	1,683,984
Dillard’s Capital Trust I, 7.500%	54,208	1,387,183

Schedule of Investments	February 28, 2021 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Consumer Discretionary — continued
eBay, 6.000%	203,916	$5,126,448
Ford Motor, 6.200%	212,941	5,553,501
Ford Motor, 6.000%	226,941	5,893,658
Qurate Retail, 8.000%	87,970	8,675,602
QVC, 6.375%	61,112	1,532,689
QVC, 6.250%	135,967	3,371,981
		47,878,658
Consumer Staples — 0.1%
Energizer Holdings, 7.500% *	14,587	1,297,076
Energy — 1.2%
Energy Transfer Operating, 7.625%, VAR ICE LIBOR USD 3 Month+4.738%	120,877	2,733,029
Energy Transfer Operating, 7.600%, VAR ICE LIBOR USD 3 Month+5.161%	227,430	5,133,095
Energy Transfer Operating, 7.375%, VAR ICE LIBOR USD 3 Month+4.530%	122,279	2,665,682
NuStar Energy, 9.000%, VAR ICE LIBOR USD 3 Month+6.880%	46,737	1,066,071
NuStar Energy, 7.625%, VAR ICE LIBOR USD 3 Month+5.643%	104,454	1,916,731
NuStar Logistics, 6.975%, VAR ICE LIBOR USD 3 Month+6.734%	109,349	2,507,373
		16,021,981
Financials — 54.1%
Affiliated Managers Group, 5.875%	81,509	2,173,845
Affiliated Managers Group, 4.750%	74,688	1,864,959
Allstate, 5.625%	164,015	4,377,560
Allstate, 5.100%	323,753	8,401,390
Allstate, 5.100%, VAR ICE LIBOR USD 3 Month+3.165%	143,128	3,752,816

Schedule of Investments	February 28, 2021 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Allstate, 4.750%	81,507	$2,097,175
American Equity Investment Life Holding, 6.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.297%	81,508	2,195,010
American Equity Investment Life Holding, 5.950%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.322%	108,642	2,782,322
American Financial Group, 5.625%	40,664	1,075,563
American Financial Group, 5.125%	56,177	1,431,952
American International Group, 5.850%	143,016	3,817,097
Apollo Global Management, 6.375%	81,507	2,124,887
Apollo Global Management, 6.375%	74,692	1,918,837
Arch Capital Group, 5.450%	89,687	2,305,853
Arch Capital Group, 5.250%	122,331	3,094,974
Argo Group International Holdings, 7.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.712%	40,653	1,064,702
Associated Banc-Corp, 5.625%	27,094	691,981
Assured Guaranty Municipal Holdings, 6.250% (A)	62,404	1,604,407
Athene Holding, 6.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.970%	170,882	4,668,496
Athene Holding, 6.350%, VAR ICE LIBOR USD 3 Month+4.253%	243,985	6,621,753
Athene Holding, 5.625%	93,783	2,410,223
Axis Capital Holdings, 5.500%	157,169	3,996,808
BancorpSouth Bank, 5.500%	48,469	1,252,924
Bank of America, 7.250% * (A)	21,576	30,005,959
Bank of America, 6.450%, VAR ICE LIBOR USD 3 Month+1.327% (A)	296,029	7,835,888

Schedule of Investments	February 28, 2021 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Bank of America, 6.000%	254,888	$6,451,215
Bank of America, 6.000%	379,053	10,037,323
Bank of America, 5.875%	241,777	6,387,748
Bank of America, 5.375%	392,217	10,158,420
Bank of America, 5.000% (A)	368,138	9,439,058
Bank of America, 4.000%, VAR ICE LIBOR USD 3 Month+0.500% (A)	114,597	2,777,831
Bank of America, 4.000%, VAR ICE LIBOR USD 3 Month+0.350% (A)	86,158	2,114,317
Bank of America, 3.000%, VAR ICE LIBOR USD 3 Month+0.650%	81,116	1,698,569
BOK Financial, 5.375%	40,641	1,033,501
Brighthouse Financial, 6.750%	109,411	2,950,815
Brighthouse Financial, 6.600%	115,547	3,043,508
Brighthouse Financial, 6.250%	101,980	2,665,757
Capital One Financial, 6.000%	135,922	3,475,525
Capital One Financial, 5.200%	171,169	4,325,441
Capital One Financial, 5.000%	420,749	10,455,613
Capital One Financial, 4.800%	351,783	8,516,666
Capital One Financial, 4.625% (A)	33,834	847,542
Charles Schwab, 6.000%	171,115	4,354,877
Charles Schwab, 5.950%	213,022	5,402,238
CIT Group, 5.625%	54,224	1,382,170
Citigroup, Ser J, 7.125%, VAR ICE LIBOR USD 3 Month+4.040%	268,178	7,409,758
Citigroup, 6.875%, VAR ICE LIBOR USD 3 Month+4.130%	418,994	11,463,676
Citigroup Capital XIII, 6.582%, VAR ICE LIBOR USD 3 Month+6.370%	626,977	16,834,332

Schedule of Investments	February 28, 2021 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Citizens Financial Group, 6.350%, VAR ICE LIBOR USD 3 Month+3.642%	81,517	$2,240,902
Citizens Financial Group, 5.000%	122,338	3,137,970
Dime Community Bancshares, 5.500%	35,791	873,300
Enstar Group, 7.000%, VAR ICE LIBOR USD 3 Month+4.015%	108,657	3,005,453
Equitable Holdings, 5.250%	226,977	5,790,183
Fifth Third Bancorp, 6.625%, VAR ICE LIBOR USD 3 Month+3.710%	122,352	3,417,291
Fifth Third Bancorp, 4.950%	67,802	1,724,883
First Citizens BancShares, 5.375%	93,785	2,438,410
First Horizon, 6.500% (A)	40,661	1,101,507
First Midwest Bancorp, 7.000% (A)	29,241	809,098
First Midwest Bancorp, 7.000%	33,227	926,036
First Republic Bank, 5.500%	81,507	2,158,305
First Republic Bank, 4.700%	107,352	2,725,667
First Republic Bank, 4.125% (A)	135,920	3,319,166
Globe Life, 6.125%	81,505	2,074,302
GMAC Capital Trust I, Ser 2, 5.983%, VAR ICE LIBOR USD 3 Month+5.785%	743,727	19,299,716
Goldman Sachs Group, 6.375%, VAR ICE LIBOR USD 3 Month+3.550%	198,826	5,457,774
Goldman Sachs Group, 6.300%	192,072	4,872,867
Goldman Sachs Group, 5.500%, VAR ICE LIBOR USD 3 Month+3.640% (A)	282,393	7,480,591
Goldman Sachs Group, 4.000%, VAR ICE LIBOR USD 3 Month+0.750%	55,931	1,347,937
Goldman Sachs Group, 4.000%, VAR ICE LIBOR USD 3 Month+0.670%	379,712	8,976,392
Goldman Sachs Group, 3.750%, VAR ICE LIBOR USD 3 Month+0.750%	213,340	4,977,222

Schedule of Investments	February 28, 2021 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Hancock Whitney, 6.250%	46,792	$1,247,007
Hartford Financial Services Group, 7.875%, VAR ICE LIBOR USD 3 Month+5.596%	170,926	4,620,130
Hartford Financial Services Group, 6.000%	93,798	2,606,646
Huntington Bancshares, 6.250%	171,121	4,339,629
JPMorgan Chase, 6.150% (A)	324,002	8,255,571
JPMorgan Chase, 6.100%	400,210	10,209,357
JPMorgan Chase, 6.000%	517,335	14,004,258
JPMorgan Chase, 5.750%	474,959	12,581,664
JPMorgan Chase, 4.750%	254,693	6,550,704
KeyCorp, 6.125%, VAR ICE LIBOR USD 3 Month+3.892%	142,859	4,050,053
KeyCorp, 5.650%	115,547	2,981,113
KeyCorp, 5.625% (A)	122,345	3,210,333
KKR, 6.750%	93,784	2,394,305
KKR, 6.500%	41,947	1,067,971
KKR, 6.000% *	161,750	10,352,000
MetLife, 5.625%	228,291	6,022,317
MetLife, 4.750%	282,522	7,161,933
MetLife, 4.000%, VAR ICE LIBOR USD 3 Month+1.000%	171,163	4,284,210
Morgan Stanley, Ser E, 7.125%, VAR ICE LIBOR USD 3 Month+4.320%	243,822	6,905,039
Morgan Stanley, Ser F, 6.875%, VAR ICE LIBOR USD 3 Month+3.940%	240,484	6,731,147
Morgan Stanley, 6.375%, VAR ICE LIBOR USD 3 Month+3.708%	282,031	7,840,462
Morgan Stanley, 5.850%, VAR ICE LIBOR USD 3 Month+3.491%	281,980	7,827,765
Morgan Stanley, 4.875%	143,160	3,683,507

Schedule of Investments	February 28, 2021 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Morgan Stanley, 4.000%, VAR ICE LIBOR USD 3 Month+0.700%	310,444	$7,348,209
Navient, 6.000%	81,486	1,910,847
New York Community Bancorp, 6.375%, VAR ICE LIBOR USD 3 Month+3.821%	147,221	4,110,410
New York Community Capital Trust V, 6.000% *	19,598	938,478
Northern Trust, 4.700%	108,653	2,832,584
Oaktree Capital Group, 6.550%	63,709	1,644,966
People’s United Financial, 5.625%, VAR ICE LIBOR USD 3 Month+4.020%	67,805	1,838,194
PNC Financial Services Group, 6.125%, VAR ICE LIBOR USD 3 Month+4.067%	420,707	11,018,316
Prudential Financial, 5.625%	161,233	4,264,613
Prudential Financial, 4.125% (A)	135,921	3,362,686
Regions Financial, Ser B, 6.375%, VAR ICE LIBOR USD 3 Month+3.536%	142,982	3,896,260
Regions Financial, Ser A, 6.375%	143,127	3,684,089
Regions Financial, 5.700%, VAR ICE LIBOR USD 3 Month+3.148%	143,028	3,861,756
Reinsurance Group of America, 6.200%, VAR ICE LIBOR USD 3 Month+4.370%	108,654	2,842,389
Reinsurance Group of America, 5.750%, VAR ICE LIBOR USD 3 Month+4.040%	108,661	2,984,918
State Street, 5.900%, VAR ICE LIBOR USD 3 Month+3.108% (A)	212,733	5,882,067
State Street, 5.350%, VAR ICE LIBOR USD 3 Month+3.709%	142,860	3,992,937
Stifel Financial, 6.125% (A)	61,130	1,649,899
Stifel Financial, 5.200%	61,118	1,543,841
SVB Financial Group, 5.250%	95,073	2,440,524

Schedule of Investments	February 28, 2021 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Synchrony Financial, 5.625%	212,984	$5,531,194
Synovus Financial, 6.300%, VAR ICE LIBOR USD 3 Month+3.352%	56,078	1,472,048
Synovus Financial, 5.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.127%	95,072	2,507,049
TCF Financial, 5.700%	50,070	1,281,792
Truist Financial, 5.625%	126,425	3,178,325
Truist Financial, 5.250%	164,073	4,293,790
Truist Financial, 5.200%	135,916	3,399,259
Truist Financial, 5.200%	135,914	3,399,209
Truist Financial, 4.750%	261,687	6,623,298
Truist Financial, 4.000%, VAR ICE LIBOR USD 3 Month+0.530%	48,543	1,214,060
Unum Group, 6.250%	81,507	2,147,709
US Bancorp, 5.500% (A)	163,974	4,424,019
US Bancorp, 3.500%, VAR ICE LIBOR USD 3 Month+0.600% (A)	282,934	6,620,656
US Bancorp, 3.500%, VAR ICE LIBOR USD 3 Month+1.020%	3,952	3,580,512
Voya Financial, 5.350%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.210%	81,513	2,142,977
Wells Fargo, 7.500% *	27,778	38,555,864
Wells Fargo, 6.625%, VAR ICE LIBOR USD 3 Month+3.690%	237,617	6,591,496
Wells Fargo, 5.850%, VAR ICE LIBOR USD 3 Month+3.090%	483,002	12,514,582
Wells Fargo, 5.700%	282,654	7,060,697
Wells Fargo, 5.625%	196,242	4,990,434
Wells Fargo, 5.500%	323,964	8,128,257

Schedule of Investments	February 28, 2021 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Wells Fargo, 5.250%	178,148	$4,450,137
Wells Fargo, 5.200%	213,056	5,309,356
Wells Fargo, 5.125%	185,119	4,639,082
Wells Fargo, 4.750%	562,952	13,904,914
Wintrust Financial, 6.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.507%	78,042	2,146,155
Wintrust Financial, 6.500%, VAR ICE LIBOR USD 3 Month+4.060%	35,733	954,428
WR Berkley, 5.750%	78,690	1,990,070
WR Berkley, 5.700% (A)	50,138	1,336,679
WR Berkley, 5.100% (A)	81,502	2,116,607
		702,428,012
Health Care — 5.4%
Avantor, 6.250% *	144,701	12,604,904
Becton Dickinson, 6.000% *	241,374	12,722,824
Boston Scientific, 5.500% *	70,997	7,853,688
Danaher, 5.000% *	11,958	15,434,549
Danaher, 4.750% *	11,518	17,553,432
Elanco Animal Health, 5.000% *	78,638	3,960,996
		70,130,393
Industrials — 1.7%
Air Lease, 6.150%, VAR ICE LIBOR USD 3 Month+3.650%	67,793	1,745,670
Colfax, 5.750% *	32,603	6,018,514
Fortress Transportation and Infrastructure Investors, 8.000%, VAR ICE LIBOR USD 3 Month+6.447%	35,809	892,718
Pitney Bowes, 6.700%	115,495	2,610,187
Stanley Black & Decker, 5.250% *	53,208	5,757,106

Schedule of Investments	February 28, 2021 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Industrials — continued
WESCO International, 10.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+10.325%	153,842	$4,669,105
		21,693,300
Information Technology — 4.0%
Broadcom, 8.000% *	27,996	42,324,633
II-VI, 6.000% *	16,321	5,706,474
Sabre, 6.500% *	23,828	4,407,942
		52,439,049
Real Estate — 6.2%
American Homes 4 Rent, 6.500% ‡	72,902	1,864,104
American Homes 4 Rent, 6.350% ‡	62,401	1,594,969
American Homes 4 Rent, 5.875% ‡	41,937	1,076,942
American Homes 4 Rent, 5.875% ‡	31,169	801,667
Brookfield Property Partners, 5.750%	77,981	1,709,344
Digital Realty Trust, 6.625% ‡	54,482	1,391,470
Digital Realty Trust, 5.850% ‡	57,034	1,544,481
Digital Realty Trust, 5.250% ‡	54,220	1,399,418
Digital Realty Trust, 5.200% ‡	93,787	2,439,400
Diversified Healthcare Trust, 6.250% ‡	67,777	1,502,616
Diversified Healthcare Trust, 5.625% ‡ (A)	95,045	1,929,413
EPR Properties, 5.750% ‡	40,616	958,944
EPR Properties, 5.750% ‡ *	36,493	886,780
Federal Realty Investment Trust, 5.000% ‡	40,648	1,051,564
iStar, 7.500% ‡	32,768	830,669
Kimco Realty, 5.250% ‡	71,784	1,844,131
Kimco Realty, 5.125% ‡	61,120	1,564,672
National Retail Properties, 5.200% ‡	93,777	2,380,060
Office Properties Income Trust, 6.375% ‡	43,879	1,119,792

Schedule of Investments	February 28, 2021 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Real Estate — continued
Office Properties Income Trust, 5.875% ‡	84,163	$2,113,333
PS Business Parks, 5.250% ‡	62,407	1,606,356
PS Business Parks, 5.200% ‡	51,363	1,321,056
PS Business Parks, 4.875% ‡	88,267	2,239,334
Public Storage, 5.600% ‡	77,423	2,113,648
Public Storage, 5.150% ‡	75,982	1,958,816
Public Storage, 5.125% ‡	56,206	1,430,443
Public Storage, 5.050% ‡	81,504	2,095,468
Public Storage, 4.950% ‡	88,259	2,255,017
Public Storage, 4.900% ‡	95,068	2,417,579
Public Storage, 4.875% ‡	85,870	2,261,816
Public Storage, 4.750% ‡ (A)	62,422	1,640,450
Public Storage, 4.700% ‡	70,251	1,799,831
Public Storage, 4.625% ‡	161,362	4,098,595
Public Storage, 4.125% ‡	62,412	1,568,414
Public Storage, 3.875% ‡	84,014	2,069,265
QTS Realty Trust, 7.125% ‡	28,895	772,652
QTS Realty Trust, 6.500% ‡ *	21,520	3,031,307
RLJ Lodging Trust, 1.950% ‡ *	87,510	2,251,632
SITE Centers, 6.375% ‡	48,728	1,245,488
SITE Centers, 6.250% ‡ (A)	41,515	1,049,084
SL Green Realty, 6.500% ‡	62,399	1,583,687
VEREIT, Ser F, 6.700% ‡	136,262	3,444,703
Vornado Realty Trust, 5.700% ‡	81,490	2,045,399
Vornado Realty Trust, 5.400% ‡	81,489	2,029,076
Vornado Realty Trust, 5.250% ‡	86,774	2,169,350
		80,502,235
Utilities — 15.7%
Alabama Power, 5.000%	67,806	1,789,400

Schedule of Investments	February 28, 2021 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Utilities — continued
American Electric Power, 6.125% *	120,688	$5,395,960
American Electric Power, 6.125% *	114,377	5,186,997
CMS Energy, 5.875%	179,388	4,741,225
CMS Energy, 5.875%	75,994	2,023,720
CMS Energy, 5.625% (A)	56,245	1,456,745
Dominion Energy, 7.250% * (A)	112,922	10,482,549
Dominion Energy, 5.250%	226,994	5,763,378
DTE Energy, 6.250% *	162,338	7,451,314
DTE Energy, 6.000% (A)	75,982	1,952,737
DTE Energy, 5.375%	81,494	2,064,243
DTE Energy, 5.250%	108,650	2,799,911
Duke Energy, 5.750%	282,109	7,509,742
Duke Energy, 5.625%	143,043	3,810,666
Duke Energy, 5.125%	135,925	3,448,417
Entergy Arkansas, 4.875%	111,444	2,820,648
Entergy Louisiana, 4.875%	73,314	1,865,841
Entergy Mississippi, 4.900%	70,596	1,807,964
Essential Utilities, 6.000% *	69,265	3,777,713
Georgia Power, 5.000%	73,327	1,921,901
Interstate Power and Light, 5.100%	56,207	1,422,037
National Rural Utilities Cooperative Finance, 5.500%	67,813	1,780,091
NextEra Energy, 6.219% *	279,588	13,579,589
NextEra Energy, 5.279% *	348,717	16,979,031
NextEra Energy, 4.872% *	209,930	11,823,258
NextEra Energy Capital Holdings, 5.650%	195,348	5,338,861
NextEra Energy Capital Holdings, 5.250%	162,739	4,157,981
NiSource, 6.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.632%	143,028	3,900,374

Schedule of Investments	February 28, 2021 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Utilities — continued
PG&E, 5.500% *	111,967	$11,738,620
PPL Capital Funding, Ser B, 5.900%	122,335	3,099,969
SCE Trust II, 5.100%	59,596	1,436,264
SCE Trust III, 5.750%, VAR ICE LIBOR USD 3 Month+2.990%	74,672	1,835,438
SCE Trust V, 5.450%, VAR ICE LIBOR USD 3 Month+3.790%	81,493	2,033,250
SCE Trust VI, 5.000%	129,093	3,007,867
Sempra Energy, 5.750%	214,956	5,728,577
South Jersey Industries, 5.625%	54,215	1,361,881
Southern, 6.750% *	241,674	11,636,603
Southern, 5.250%	226,964	5,846,593
Southern, 5.250%	122,343	3,190,705
Southern, 4.950%	282,487	7,234,492
Southern, 4.200%	213,240	5,043,126
Spire, 5.900%	67,802	1,810,313
Tennessee Valley Authority, 2.216%, VAR US Treas Yield Curve Rate T Note Const Mat 30 Yr+0.840%	62,963	1,594,223
		203,650,214
TOTAL UNITED STATES		1,253,763,577
TOTAL PREFERRED STOCK
(Cost $1,292,708,505)		1,291,625,755

SHORT-TERM INVESTMENT — 1.2% (B)(C)
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.01%
(Cost $15,834,133)	15,834,133	15,834,133
TOTAL SHORT-TERM INVESTMENT
(Cost $15,834,133)		15,834,133
TOTAL INVESTMENTS — 100.6%
(Cost $1,308,542,638)		$1,307,459,888

Schedule of Investments	February 28, 2021 (Unaudited)

Global X U.S. Preferred ETF

Percentages are based on Net Assets of $1,299,342,350.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $15,422,467.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2021, was $15,834,133.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2021.

Cl — Class
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
Ser — Series USD — U.S. Dollar
VAR — Variable Rate

As of February 28, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.5%
BERMUDA— 1.0%
Energy — 0.4%
Teekay LNG Partners, 8.500%, VAR ICE LIBOR USD 3 Month+6.241%	987	$25,484
Financials — 0.6%
Aspen Insurance Holdings, 5.950%, VAR ICE LIBOR USD 3 Month+4.060%	1,624	43,036
TOTAL BERMUDA		68,520
CANADA— 3.3%
Energy — 1.4%
Enbridge, 6.375%, VAR ICE LIBOR USD 3 Month+3.593%	3,532	94,622
Industrials — 0.3%
Atlas, 8.000%, VAR ICE LIBOR USD 3 Month+5.008%	870	22,315
Utilities — 1.6%
Algonquin Power & Utilities, 6.875%, VAR ICE LIBOR USD 3 Month+3.677%	1,697	46,396
Algonquin Power & Utilities, 6.200%, VAR ICE LIBOR USD 3 Month+4.010%	2,063	56,980
		103,376
TOTAL CANADA		220,313
NETHERLANDS— 0.6%
Financials — 0.6%
Aegon, 4.000%, VAR ICE LIBOR USD 3 Month+0.875%	1,477	36,556

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
UNITED STATES— 94.6%
Consumer Staples — 2.2%
CHS, Ser 2, 7.100%, VAR ICE LIBOR USD 3 Month+4.298%	2,475	$67,914
CHS, Ser 3, 6.750%, VAR ICE LIBOR USD 3 Month+4.155%	2,901	78,327
		146,241
Energy — 5.7%
DCP Midstream, 7.875%, VAR ICE LIBOR USD 3 Month+4.919%	935	21,066
Energy Transfer Operating, 7.625%, VAR ICE LIBOR USD 3 Month+4.738%	2,624	59,329
Energy Transfer Operating, 7.600%, VAR ICE LIBOR USD 3 Month+5.161%	4,709	106,282
Energy Transfer Operating, 7.375%, VAR ICE LIBOR USD 3 Month+4.530%	2,653	57,835
NGL Energy Partners, 9.000%, VAR ICE LIBOR USD 3 Month+7.213%	1,825	20,257
NuStar Energy, 9.000%, VAR ICE LIBOR USD 3 Month+6.880%	1,002	22,856
NuStar Energy, 7.625%, VAR ICE LIBOR USD 3 Month+5.643%	2,273	41,710
NuStar Logistics, 6.975%, VAR ICE LIBOR USD 3 Month+6.734%	2,374	54,436
		383,771
Financials — 82.5%
ACRES Commercial Realty, 8.625%, VAR ICE LIBOR USD 3 Month+5.927% ‡	693	16,875
AGNC Investment, 7.000%, VAR ICE LIBOR USD 3 Month+5.111% ‡	1,917	48,864
AGNC Investment, 6.875%, VAR ICE LIBOR USD 3 Month+4.332% ‡	1,389	34,711

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
AGNC Investment, 6.500%, VAR ICE LIBOR USD 3 Month+4.993% ‡	2,373	$58,091
AGNC Investment, 6.125%, VAR ICE LIBOR USD 3 Month+4.697% ‡	3,387	79,290
Allstate, 5.100%, VAR ICE LIBOR USD 3 Month+3.165%	2,945	77,218
American Equity Investment Life Holding, 6.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.297%	1,770	47,666
American Equity Investment Life Holding, 5.950%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.322%	2,358	60,388
Annaly Capital Management, 6.950%, VAR ICE LIBOR USD 3 Month+4.993% ‡	4,238	104,001
Annaly Capital Management, 6.750%, VAR ICE LIBOR USD 3 Month+4.989% ‡	2,608	64,313
Annaly Capital Management, 6.500%, VAR ICE LIBOR USD 3 Month+4.172% ‡	2,504	61,022
Argo Group International Holdings, 7.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.712%	870	22,785
Athene Holding, 6.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.970%	3,532	96,494
Athene Holding, 6.350%, VAR ICE LIBOR USD 3 Month+4.253%	5,077	137,790
Bank of America, 6.450%, VAR ICE LIBOR USD 3 Month+1.327%	6,177	163,505
Bank of America, 4.000%, VAR ICE LIBOR USD 3 Month+0.500%	2,483	60,188
Bank of America, 4.000%, VAR ICE LIBOR USD 3 Month+0.350%	1,873	45,963

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Bank of America, 3.000%, VAR ICE LIBOR USD 3 Month+0.650%	1,766	$36,980
Chimera Investment, 8.000%, VAR ICE LIBOR USD 3 Month+5.379% ‡	1,184	27,528
Chimera Investment, 8.000%, VAR ICE LIBOR USD 3 Month+5.791% ‡	1,918	45,591
Chimera Investment, 7.750%, VAR ICE LIBOR USD 3 Month+4.743% ‡	1,536	35,482
Citigroup, Ser J, 7.125%, VAR ICE LIBOR USD 3 Month+4.040%	5,588	154,396
Citigroup, 6.875%, VAR ICE LIBOR USD 3 Month+4.130%	8,816	241,206
Citizens Financial Group, 6.350%, VAR ICE LIBOR USD 3 Month+3.642%	1,770	48,657
Compass Diversified Holdings, 7.875%, VAR ICE LIBOR USD 3 Month+4.985%	579	14,591
Enstar Group, 7.000%, VAR ICE LIBOR USD 3 Month+4.015%	2,357	65,195
Fifth Third Bancorp, 6.625%, VAR ICE LIBOR USD 3 Month+3.710%	2,651	74,042
Goldman Sachs Group, 6.375%, VAR ICE LIBOR USD 3 Month+3.550%	4,119	113,066
Goldman Sachs Group, 5.500%, VAR ICE LIBOR USD 3 Month+3.640%	5,883	155,841
Goldman Sachs Group, 4.000%, VAR ICE LIBOR USD 3 Month+0.750%	1,183	28,510
Goldman Sachs Group, 4.000%, VAR ICE LIBOR USD 3 Month+0.670%	7,945	187,820
Goldman Sachs Group, 3.750%, VAR ICE LIBOR USD 3 Month+0.750%	4,407	102,815
Hartford Financial Services Group, 7.875%, VAR ICE LIBOR USD 3 Month+5.596%	3,532	95,470

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Heartland Financial USA, 7.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.675%	666	$18,342
Invesco Mortgage Capital, 7.750%, VAR ICE LIBOR USD 3 Month+5.180% ‡	898	21,821
Invesco Mortgage Capital, 7.500%, VAR ICE LIBOR USD 3 Month+5.289% ‡	1,698	41,805
KeyCorp, 6.125%, VAR ICE LIBOR USD 3 Month+3.892%	2,945	83,491
Merchants Bancorp, 6.000%, VAR ICE LIBOR USD 3 Month+4.569%	725	18,625
MetLife, 4.000%, VAR ICE LIBOR USD 3 Month+1.000%	3,533	88,431
MFA Financial, 6.500%, VAR ICE LIBOR USD 3 Month+5.345% ‡	1,604	35,208
Morgan Stanley, Ser E, 7.125%, VAR ICE LIBOR USD 3 Month+4.320%	4,501	127,468
Morgan Stanley, Ser F, 6.875%, VAR ICE LIBOR USD 3 Month+3.940%	4,436	124,164
Morgan Stanley, 6.375%, VAR ICE LIBOR USD 3 Month+3.708%	5,217	145,033
Morgan Stanley, 5.850%, VAR ICE LIBOR USD 3 Month+3.491%	5,217	144,824
Morgan Stanley, 4.000%, VAR ICE LIBOR USD 3 Month+0.700%	5,739	135,842
New Residential Investment, 7.500%, VAR ICE LIBOR USD 3 Month+5.802% ‡	900	21,861
New Residential Investment, 7.125%, VAR ICE LIBOR USD 3 Month+5.640% ‡	1,669	39,088
New Residential Investment, 6.375%, VAR ICE LIBOR USD 3 Month+4.969% ‡	2,374	51,777
New York Community Bancorp, 6.375%, VAR ICE LIBOR USD 3 Month+3.821%	3,032	84,654

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
New York Mortgage Trust, 7.875%, VAR ICE LIBOR USD 3 Month+6.429% ‡	1,097	$26,493
PennyMac Mortgage Investment Trust, 8.000%, VAR ICE LIBOR USD 3 Month+5.990% ‡	1,137	28,425
People’s United Financial, 5.625%, VAR ICE LIBOR USD 3 Month+4.020%	1,477	40,042
PNC Financial Services Group, 6.125%, VAR ICE LIBOR USD 3 Month+4.067%	8,847	231,703
Regions Financial, Ser B, 6.375%, VAR ICE LIBOR USD 3 Month+3.536%	2,945	80,251
Regions Financial, 5.700%, VAR ICE LIBOR USD 3 Month+3.148%	2,944	79,488
Reinsurance Group of America, 6.200%, VAR ICE LIBOR USD 3 Month+4.370%	2,357	61,659
Reinsurance Group of America, 5.750%, VAR ICE LIBOR USD 3 Month+4.040%	2,357	64,747
State Street, 5.900%, VAR ICE LIBOR USD 3 Month+3.108%	4,413	122,019
State Street, 5.350%, VAR ICE LIBOR USD 3 Month+3.709%	2,944	82,285
Synovus Financial, 6.300%, VAR ICE LIBOR USD 3 Month+3.352%	1,183	31,054
Synovus Financial, 5.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.127%	2,063	54,401
Truist Financial, 4.000%, VAR ICE LIBOR USD 3 Month+0.530%	1,002	25,060
Two Harbors Investment, 8.125%, VAR ICE LIBOR USD 3 Month+5.660% ‡	835	21,267
Two Harbors Investment, 7.625%, VAR ICE LIBOR USD 3 Month+5.352% ‡	1,698	42,144

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Two Harbors Investment, 7.250%, VAR ICE LIBOR USD 3 Month+5.011% ‡	1,742	$41,285
US Bancorp, 3.500%, VAR ICE LIBOR USD 3 Month+1.020%	85	77,010
US Bancorp, 3.500%, VAR ICE LIBOR USD 3 Month+0.600%	5,883	137,662
Voya Financial, 5.350%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.210%	1,770	46,533
Wells Fargo, 6.625%, VAR ICE LIBOR USD 3 Month+3.690%	4,942	137,091
Wells Fargo, 5.850%, VAR ICE LIBOR USD 3 Month+3.090%	10,170	263,505
Wintrust Financial, 6.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.507%	1,697	46,668
		5,529,580
Industrials — 2.5%
Air Lease, 6.150%, VAR ICE LIBOR USD 3 Month+3.650%	1,477	38,033
Altera Infrastructure, 8.875%, VAR ICE LIBOR USD 3 Month+6.407%	695	15,464
Fortress Transportation and Infrastructure Investors, 8.000%, VAR ICE LIBOR USD 3 Month+6.447%	665	16,579
WESCO International, 10.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+10.325%	3,181	96,543
		166,619
Utilities — 1.7%
NiSource, 6.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.632%	2,944	80,283

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Utilities — continued
Tennessee Valley Authority, 2.216%, VAR US Treas Yield Curve Rate T Note Const Mat 30 Yr+0.840%	1,371	$34,714
		114,997
TOTAL UNITED STATES		6,341,208
TOTAL PREFERRED STOCK
(Cost $6,666,209)		6,666,597

TOTAL INVESTMENTS — 99.5%
(Cost $6,666,209)		$6,666,597

Percentages are based on Net Assets of $6,703,375.

‡	Real Estate Investment Trust

ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
Ser — Series USD — U.S. Dollar
VAR – Variable Rate

As of February 28, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2021 (Unaudited)

Global X MLP ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 99.1%
Energy — 99.1%
BP Midstream Partners	2,308,720	$26,342,495
Cheniere Energy Partners	855,657	34,012,366
Crestwood Equity Partners	1,625,456	35,678,759
DCP Midstream	1,630,653	35,646,074
Delek Logistics Partners	397,681	14,666,475
Energy Transfer	9,513,775	72,685,241
Enterprise Products Partners	3,342,703	71,266,428
Genesis Energy	4,916,355	38,790,041
Holly Energy Partners	2,189,051	37,717,349
Magellan Midstream Partners	1,406,392	58,604,355
MPLX	2,125,920	50,618,155
Noble Midstream Partners	1,432,266	20,051,724
NuStar Energy	1,981,081	35,461,350
Oasis Midstream Partners	436,816	8,365,026
PBF Logistics	678,683	7,798,068
Phillips 66 Partners	1,351,463	36,057,033
Plains All American Pipeline	5,209,837	43,971,024
Shell Midstream Partners	2,967,807	32,497,487
TC PipeLines	1,128,827	32,871,442
Western Midstream Partners	2,216,044	36,852,812
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $637,174,793)		729,953,704
COMMON STOCK — 0.2%
Energy — 0.2%
EnLink Midstream	325,342	1,252,567
TOTAL COMMON STOCK
(Cost $848,196)		1,252,567
TOTAL INVESTMENTS — 99.3%
(Cost $638,022,989)		$731,206,271

Schedule of Investments	February 28, 2021 (Unaudited)

Global X MLP ETF

Percentages are based on Net Assets of $736,315,750.

As of February 28, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

Schedule of Investments	February 28, 2021 (Unaudited)

Global X MLP & Energy Infrastructure ETF

	Shares	Value
COMMON STOCK — 75.3%
CANADA— 21.5%
Energy — 21.5%
Enbridge	1,648,382	$55,731,795
Pembina Pipeline (A)	1,042,671	26,473,417
TC Energy	1,332,374	55,866,442
TOTAL CANADA		138,071,654
UNITED STATES— 53.8%
Energy — 53.8%
Antero Midstream	3,309,770	29,192,172
Archrock	2,119,468	21,851,715
Cheniere Energy *	612,918	41,304,544
EnLink Midstream	4,485,598	17,269,552
Equitrans Midstream	4,046,865	29,258,834
Kinder Morgan	3,936,477	57,866,212
ONEOK	1,015,522	44,977,469
Plains GP Holdings, Cl A	2,487,440	21,441,733
Targa Resources	949,859	29,379,139
Williams	2,306,905	52,689,710
TOTAL UNITED STATES		345,231,080
TOTAL COMMON STOCK
(Cost $505,993,336)		483,302,734

MASTER LIMITED PARTNERSHIPS — 24.7%
UNITED STATES — 24.7%
Energy — 24.7%
Cheniere Energy Partners (B)	111,542	4,433,794
DCP Midstream (B)	261,839	5,723,801
Enable Midstream Partners (B)	255,270	1,689,887
Energy Transfer (B)	4,262,403	32,564,759
Enterprise Products Partners (B)	1,347,637	28,731,621
Magellan Midstream Partners (B)	654,051	27,254,305

Schedule of Investments	February 28, 2021 (Unaudited)

Global X MLP & Energy Infrastructure ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — continued
Energy — continued
MPLX (B)	989,005	$23,548,209
Phillips 66 Partners (B)	169,942	4,534,053
Plains All American Pipeline (B)	1,398,073	11,799,736
Shell Midstream Partners (B)	359,925	3,941,179
TC PipeLines (B)	157,972	4,600,145
Western Midstream Partners (B)	588,210	9,781,932
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $152,981,676)		158,603,421
SHORT-TERM INVESTMENT(C)(D) — 1.9%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $12,288,750)	12,288,750	12,288,750
TOTAL INVESTMENTS — 101.9%
(Cost $671,263,762)		$654,194,905

Percentages are based on Net Assets of $641,878,508.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $11,044,650.
(B)	Security considered Master Limited Partnership. At February 28, 2021, these securities amounted to $158,603,421 or 24.7% of net assets.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2021, was $12,288,750.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2021.

Cl — Class

As of February 28, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Schedule of Investments	February 28, 2021 (Unaudited)

Global X MLP & Energy Infrastructure ETF

For the period ended February 28, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

Schedule of Investments	February 28, 2021 (Unaudited)

Global X TargetIncome™ 5 ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 100.0%
Global X SuperDividend® ETF (A)	75,486	$1,015,287
Global X SuperDividend® U.S. ETF (A)	27,910	509,078
iShares 20+ Year Treasury Bond ETF	1,441	206,236
iShares Core U.S. Aggregate Bond ETF	1,947	224,567
SPDR Blackstone Senior Loan ETF	20,493	942,678
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	28,584	906,685
Xtrackers USD High Yield Corporate Bond ETF	18,672	927,438
TOTAL EXCHANGE TRADED FUNDS
(Cost $4,809,131)		4,731,969

TOTAL INVESTMENTS — 100.0%
(Cost $4,809,131)		$4,731,969

Percentages are based on Net Assets of $4,733,049.

(A)	Affiliated investment.

EM — Emerging Markets ETF — Exchange Traded Fund SPDR — Standard & Poor’s Depositary Receipts USD — U.S. Dollar

As of February 28, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

Schedule of Investments	February 28, 2021 (Unaudited)

Global X TargetIncome™ 5 ETF

The following is a summary of the transactions with affiliates for the period ended February 28, 2021:

	Value at 11/30/2020	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Appreciation	Realized Gain	Value at 2/28/21	Shares	Dividend Income
Global X SuperDividend® ETF	$985,182	$506,997	$(580,170)	$48,709	$54,569	$1,015,287	75,486	$19,230
Global X SuperDividend® U.S. ETF	$233,537	$474,475	$(252,924)	$12,371	$41,619	$509,078	27,910	$5,937
Totals:	$1,218,719	$981,472	$(833,094)	$61,080	$96,188	$1,524,365	103,396	$25,167

Schedule of Investments	February 28, 2021 (Unaudited)

Global X TargetIncome™ Plus 2 ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 99.9%
iShares 20+ Year Treasury Bond ETF	6,073	$869,168
iShares Core U.S. Aggregate Bond ETF	6,154	709,802
Schwab US TIPS ETF *	3,938	241,242
SPDR Blackstone Senior Loan ETF	21,540	990,840
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	30,043	952,964
Xtrackers USD High Yield Corporate Bond ETF	19,626	974,823
TOTAL EXCHANGE TRADED FUNDS
(Cost $4,810,836)		4,738,839

TOTAL INVESTMENTS — 99.9%
(Cost $4,810,836)		$4,738,839

Percentages are based on Net Assets of $4,742,119.

*	Non-income producing security.

EM — Emerging Markets ETF — Exchange Traded Fund SPDR — Standard & Poor’s Depositary Receipts TIPS — Treasury Inflation Protected Security USD — U.S. Dollar

As of February 28, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — 99.8%
CANADA— 0.5%
Financials — 0.5%
Toronto-Dominion Bank	37,532	$2,265,807
UNITED STATES— 99.3%
Communication Services — 8.1%
Alphabet, Cl A *	5,469	11,057,826
AT&T	74,987	2,091,387
Comcast, Cl A	44,570	2,349,730
Discovery, Cl A *	57,881	3,069,430
Facebook, Cl A *	16,013	4,125,269
Netflix *	3,840	2,069,184
Omnicom Group	34,674	2,383,144
T-Mobile US *	16,642	1,996,541
Verizon Communications	37,746	2,087,354
Walt Disney *	12,558	2,373,964
		33,603,829
Consumer Discretionary — 12.8%
Amazon.com *	4,356	13,472,803
Best Buy	18,875	1,894,106
Booking Holdings *	1,051	2,447,264
BorgWarner	51,466	2,315,970
Choice Hotels International *	20,988	2,201,012
Darden Restaurants	17,783	2,442,139
eBay	38,032	2,145,765
Etsy *	10,158	2,237,503
General Motors *	39,161	2,010,134
Hilton Worldwide Holdings *	20,669	2,556,342
Home Depot	7,640	1,973,718
Lowe’s	12,583	2,010,134
Marriott International, Cl A *	17,652	2,613,732
NIKE, Cl B	15,606	2,103,376

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Ross Stores	19,143	$2,232,840
Starbucks	20,879	2,255,558
Target	11,304	2,073,606
VF	25,866	2,046,777
Whirlpool	10,946	2,080,616
		53,113,395
Consumer Staples — 8.6%
Campbell Soup	46,579	2,118,413
Church & Dwight	25,547	2,011,826
Clorox	10,723	1,941,399
Coca-Cola	44,739	2,191,764
Colgate-Palmolive	27,747	2,086,574
Costco Wholesale	5,988	1,982,028
Estee Lauder, Cl A	8,625	2,465,543
General Mills	38,763	2,132,353
Hershey	14,639	2,132,170
Hormel Foods	47,780	2,215,558
J M Smucker	18,989	2,126,768
Kellogg	37,212	2,147,505
Kimberly-Clark	16,410	2,105,896
McCormick	23,614	1,990,188
PepsiCo	15,653	2,022,211
Procter & Gamble	16,689	2,061,592
Walgreens Boots Alliance	45,726	2,191,647
		35,923,435
Energy — 1.7%
Chevron	23,648	2,364,800
ConocoPhillips	50,816	2,642,940
ONEOK	50,644	2,243,023
		7,250,763
Financials — 10.3%
Aflac	46,834	2,242,880

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Allstate	19,646	$2,094,264
American Express	17,195	2,325,796
Bank of America	68,758	2,386,590
BlackRock, Cl A	2,952	2,050,164
Capital One Financial	20,599	2,475,794
Citigroup	35,371	2,330,241
FactSet Research Systems	6,775	2,058,990
Hartford Financial Services Group	43,068	2,183,117
JPMorgan Chase	16,213	2,386,067
Moody’s	8,134	2,235,955
Morgan Stanley	29,266	2,249,677
Northern Trust	22,932	2,181,521
PNC Financial Services Group	14,218	2,393,743
Progressive	23,499	2,019,739
Prudential Financial	26,258	2,277,094
S&P Global	6,885	2,267,644
T Rowe Price Group	13,827	2,241,910
US Bancorp	47,301	2,365,050
		42,766,236
Health Care — 14.0%
Abbott Laboratories	18,783	2,249,828
AbbVie	19,566	2,108,041
Agilent Technologies	17,172	2,096,186
Amgen	8,793	1,977,722
Becton Dickinson	8,517	2,053,875
Biogen Idec *	8,052	2,197,230
Boston Scientific *	58,584	2,271,888
Bristol-Myers Squibb	33,600	2,060,688
Edwards Lifesciences *	25,200	2,094,120
Eli Lilly	10,525	2,156,468
Gilead Sciences	32,406	1,989,728
Humana	5,355	2,033,025

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
IDEXX Laboratories *	4,402	$2,289,787
Illumina *	5,342	2,347,328
IQVIA Holdings *	11,690	2,253,715
Johnson & Johnson	13,265	2,101,972
Masimo *	8,270	2,073,537
Merck	26,786	1,945,199
Mettler-Toledo International *	1,757	1,960,900
PerkinElmer	14,283	1,800,943
Pfizer	59,353	1,987,732
Quest Diagnostics	17,430	2,014,734
Regeneron Pharmaceuticals *	4,032	1,816,698
Stryker	9,041	2,194,160
Thermo Fisher Scientific	4,213	1,896,187
Vertex Pharmaceuticals *	9,129	1,940,369
Waters *	7,928	2,171,321
Zoetis, Cl A	13,280	2,061,587
		58,144,968
Industrials — 10.0%
3M	12,836	2,247,071
Caterpillar	11,304	2,440,308
Cummins	9,024	2,284,877
Deere	7,110	2,482,243
FedEx	8,539	2,173,176
Honeywell International	10,727	2,170,608
Illinois Tool Works	10,663	2,155,845
Owens Corning	25,659	2,078,892
Raytheon Technologies	32,663	2,351,409
Republic Services, Cl A	22,424	1,997,754
Rockwell Automation	8,399	2,043,309
Southwest Airlines *	45,773	2,660,784
Union Pacific	10,475	2,157,431
United Parcel Service, Cl B	13,646	2,153,748

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Verisk Analytics, Cl A	11,255	$1,844,132
Waste Connections	21,069	2,058,231
Waste Management	18,805	2,085,286
WW Grainger	5,662	2,110,284
Xylem	21,147	2,105,395
		41,600,783
Information Technology — 25.2%
Accenture, Cl A	8,515	2,136,414
Adobe *	4,591	2,110,345
Advanced Micro Devices *	23,377	1,975,590
Akamai Technologies *	19,892	1,879,794
Analog Devices	13,946	2,173,066
Apple	173,734	21,066,985
Applied Materials	20,404	2,411,548
Arista Networks *	6,970	1,950,485
Automatic Data Processing	13,702	2,384,422
Cisco Systems	48,459	2,174,355
Cognizant Technology Solutions, Cl A	27,600	2,028,048
F5 Networks *	10,618	2,017,208
Intel	38,288	2,327,145
Intuit	5,787	2,257,740
Jack Henry & Associates	14,320	2,125,661
Keysight Technologies *	14,949	2,115,583
Lam Research	3,845	2,180,846
Littelfuse	7,896	2,054,697
Mastercard, Cl A	6,594	2,333,287
Micron Technology *	26,367	2,413,371
Microsoft	81,500	18,938,969
NVIDIA	3,954	2,169,085
ON Semiconductor *	58,171	2,342,546
Oracle	35,943	2,318,683
Paychex	24,973	2,274,291

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Paycom Software *	5,205	$1,947,919
QUALCOMM	13,359	1,819,362
salesforce.com *	9,609	2,080,349
Square, Cl A *	9,736	2,239,572
Texas Instruments	12,555	2,162,850
Visa, Cl A	10,739	2,280,856
Workday, Cl A *	9,047	2,218,143
		104,909,215
Materials — 2.6%
Air Products & Chemicals	7,651	1,955,749
Ecolab	9,983	2,090,041
International Flavors & Fragrances	18,491	2,505,715
Newmont	35,130	1,910,369
Steel Dynamics	56,047	2,330,435
		10,792,309
Real Estate — 2.7%
American Tower, Cl A ‡	9,688	2,093,867
CBRE Group, Cl A *	32,859	2,489,726
Equinix ‡	3,008	1,950,207
Jones Lang LaSalle *	13,567	2,360,387
ProLogis ‡	21,435	2,123,566
		11,017,753
Utilities — 3.3%
American Water Works	13,275	1,883,457
Duke Energy	24,027	2,056,472
Entergy	23,087	2,004,182
Exelon	50,995	1,968,407
NextEra Energy	25,765	1,893,212
Sempra Energy	17,864	2,071,866
WEC Energy Group	24,829	2,002,211
		13,879,807

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Conscious Companies ETF

Value
COMMON STOCK — continued
TOTAL UNITED STATES	$413,002,493
TOTAL COMMON STOCK
(Cost $343,212,516)	415,268,300
TOTAL INVESTMENTS — 99.8%
(Cost $343,212,516)	$415,268,300

Percentages are based on Net Assets of $416,056,821.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class
S&P — Standard & Poor’s

As of February 28, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — 99.7%
UNITED STATES — 99.7%
Communication Services — 8.1%
AT&T	59,854	$1,669,328
Cable One	105	201,059
Charter Communications, Cl A *	2,551	1,564,835
DISH Network, Cl A *	23,475	739,697
Electronic Arts	765	102,487
Fox, Cl A	24,533	817,194
Interpublic Group	31,174	814,265
Liberty Broadband, Cl C *	1,269	189,728
Lumen Technologies	68,833	845,958
Nexstar Media Group, Cl A	6,979	959,962
T-Mobile US *	2,189	262,614
Verizon Communications	53,317	2,948,430
ViacomCBS, Cl B	17,747	1,144,504
Walt Disney *	660	124,766
Zynga, Cl A *	13,341	148,752
		12,533,579
Consumer Discretionary — 8.0%
AutoZone *	166	192,547
Dick’s Sporting Goods	11,335	808,979
Dollar General	1,079	203,920
Foot Locker	16,120	775,211
frontdoor *	7,426	388,900
Garmin	18,628	2,310,244
General Motors *	13,772	706,917
H&R Block	45,107	867,408
Kohl’s	17,612	973,063
McDonald’s	10,475	2,159,316
MGM Resorts International	24,768	935,983
Qurate Retail, Cl A *	64,621	802,593
Starbucks	1,087	117,429

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Toll Brothers	15,646	$835,809
Yum! Brands	2,486	257,375
		12,335,694
Consumer Services — 0.5%
First Horizon	52,336	847,843
Consumer Staples — 9.3%
Archer-Daniels-Midland	14,378	813,507
BJ’s Wholesale Club Holdings *	2,742	110,174
Bunge	10,733	821,933
Church & Dwight	2,069	162,934
Clorox	691	125,106
Coca-Cola	36,346	1,780,590
Costco Wholesale	351	116,181
Hershey	817	118,996
Hormel Foods	2,496	115,739
Ingredion	9,622	867,904
J M Smucker	6,663	746,256
Kraft Heinz	23,162	842,634
Kroger	92,706	2,986,060
Molson Coors Beverage, Cl B *	15,044	668,706
Mondelez International, Cl A	2,660	141,406
PepsiCo	6,444	832,500
Procter & Gamble	2,156	266,331
Tyson Foods, Cl A	11,487	777,325
Walmart	15,729	2,043,512
		14,337,794
Energy — 2.6%
Exxon Mobil	15,362	835,232
Kinder Morgan	48,796	717,301
ONEOK	17,480	774,189
Valero Energy	12,701	977,723

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Williams	33,928	$774,916
		4,079,361
Financials — 19.2%
AGNC Investment ‡	192,019	3,078,065
Alleghany *	1,249	807,391
Annaly Capital Management ‡	36,264	301,354
Aon, Cl A	527	120,003
Bank of New York Mellon	17,909	755,043
Bank OZK	22,226	916,156
Blackstone Mortgage Trust, Cl A	27,994	817,425
Citigroup	12,163	801,298
Citizens Financial Group	19,189	833,570
Comerica	12,187	829,935
Erie Indemnity, Cl A	462	111,850
Fifth Third Bancorp	24,555	851,813
Flowers Foods	90,099	1,959,653
Franklin Resources	28,150	736,686
Houlihan Lokey, Cl A	32,137	2,042,628
Huntington Bancshares	51,828	795,042
Invesco	35,667	799,654
Jefferies Financial Group	29,736	863,533
KeyCorp	42,063	847,149
Lincoln National	14,660	833,714
Morningstar	886	198,686
New York Community Bancorp	68,740	839,315
People’s United Financial	53,647	962,427
PNC Financial Services Group	4,923	828,836
Principal Financial Group	14,175	802,022
Progressive	1,277	109,758
Reinsurance Group of America, Cl A	6,856	838,009
Starwood Property Trust ‡	40,472	923,976

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
State Street	9,928	$722,461
Synovus Financial	19,979	845,311
United Bankshares	21,651	800,004
Unum Group	29,735	787,383
Valley National Bancorp	70,009	857,610
W R Berkley	1,676	116,197
Wells Fargo	23,700	857,229
White Mountains Insurance Group	130	155,358
		29,746,544
Health Care — 13.1%
AbbVie	6,756	727,891
Anthem	2,366	717,348
Bio-Rad Laboratories, Cl A *	1,267	740,562
Bristol-Myers Squibb	1,684	103,280
Centene *	12,191	713,661
Cerner	10,617	734,059
Chemed	340	151,371
Cigna	3,332	699,387
CVS Health	10,222	696,425
Danaher	1,158	254,378
Eli Lilly	1,236	253,244
Johnson & Johnson	14,095	2,233,494
Medtronic	1,718	200,954
Merck	26,128	1,897,415
Perrigo	17,611	710,780
Pfizer	62,703	2,099,924
Premier, Cl A	63,323	2,141,584
QIAGEN *	42,512	2,125,600
Quest Diagnostics	7,660	885,419
Royalty Pharma, Cl A	15,112	703,766
Universal Health Services, Cl B	5,778	724,157

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Viatris, Cl W *	50,817	$754,632
		20,269,331
Industrials — 7.9%
Air Lease, Cl A	17,225	789,938
CH Robinson Worldwide	23,162	2,104,268
FTI Consulting *	1,014	116,154
General Dynamics	4,941	807,705
Huntington Ingalls Industries	4,516	794,410
L3Harris Technologies	718	130,611
Lockheed Martin	6,332	2,091,143
Northrop Grumman	384	111,997
nVent Electric	31,488	826,875
Republic Services, Cl A	24,172	2,153,483
Waste Management	19,892	2,205,824
Watsco	598	145,374
		12,277,782
Information Technology — 17.1%
Accenture, Cl A	781	195,953
Akamai Technologies *	1,118	105,651
Amdocs	42,974	3,257,859
Automatic Data Processing	970	168,799
Black Knight *	3,336	255,838
Broadcom	1,649	774,816
Cisco Systems	16,969	761,399
Citrix Systems	17,263	2,305,991
Fidelity National Information Services	13,525	1,866,450
Hewlett Packard Enterprise	62,346	907,758
HP	30,530	884,454
Intel	13,112	796,947
International Business Machines	5,849	695,622
Jack Henry & Associates	12,298	1,825,515

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Juniper Networks	30,661	$713,788
Motorola Solutions	876	153,720
NortonLifeLock	146,015	2,848,753
Qualys *	1,241	120,576
Seagate Technology	12,529	917,499
SYNNEX	8,405	749,390
Tyler Technologies *	5,321	2,465,858
Western Digital *	14,848	1,017,533
Xerox Holdings	36,553	931,370
Zoom Video Communications, Cl A *	4,660	1,741,023
		26,462,562
Materials — 5.3%
Air Products & Chemicals	445	113,751
AptarGroup	1,891	245,962
Corteva	17,619	795,498
Eastman Chemical	7,282	795,631
International Paper	14,925	741,026
LyondellBasell Industries, Cl A	8,150	840,184
NewMarket	373	141,360
Newmont	8,360	454,617
Nucor	13,644	816,184
Royal Gold	13,859	1,437,317
Silgan Holdings	3,404	127,854
Sonoco Products	2,051	122,178
Steel Dynamics	18,935	787,317
Westrock	16,908	737,020
		8,155,899
Real Estate — 5.5%
Apartment Investment and Management, Cl A ‡ *	158,900	756,364
CoreSite Realty ‡	915	111,365

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
CubeSmart ‡	4,589	$169,609
Digital Realty Trust ‡	786	105,898
Equity Commonwealth ‡ *	80,420	2,268,648
Equity LifeStyle Properties ‡	1,820	112,203
Equity Residential ‡	1,814	118,654
Essex Property Trust ‡	457	116,439
Extra Space Storage ‡	1,647	207,028
Kimco Realty ‡	45,683	837,369
Public Storage ‡	807	188,789
Sabra Health Care ‡	43,813	754,460
SL Green Realty ‡	12,040	831,603
Sun Communities ‡	2,188	332,467
VEREIT ‡	20,909	815,451
VICI Properties ‡	28,863	822,595
		8,548,942
Utilities — 3.1%
Alliant Energy	3,326	153,528
Ameren	1,728	121,427
American Electric Power	1,894	141,766
CMS Energy	2,512	135,924
Consolidated Edison	1,518	99,657
Duke Energy	7,351	629,172
Eversource Energy	1,885	149,820
Hawaiian Electric Industries	57,011	1,993,105
National Fuel Gas	3,538	160,767
NextEra Energy	4,294	315,523
PPL	27,212	712,682
Southern	2,466	139,871
		4,753,242
TOTAL UNITED STATES		154,348,573

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Adaptive U.S. Factor ETF

Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $143,746,334)	$154,348,573

TOTAL INVESTMENTS — 99.7%
(Cost $143,746,334)	$154,348,573

Percentages are based on Net Assets of $154,756,292.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

As of February 28, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — 99.9%
ARGENTINA— 0.2%
Consumer Discretionary — 0.2%
MercadoLibre *	79	$129,411
CHINA— 0.1%
Consumer Discretionary — 0.1%
Yum China Holdings	645	38,597
PERU— 0.0%
Materials — 0.0%
Southern Copper	129	9,202
UNITED KINGDOM— 0.4%
Materials — 0.4%
Linde	828	202,255
UNITED STATES— 99.2%
Communication Services — 11.5%
Activision Blizzard	1,247	119,226
Alphabet, Cl A *	479	968,495
Alphabet, Cl C *	464	945,103
Altice USA, Cl A *	548	18,418
AT&T	11,549	322,102
Charter Communications, Cl A *	216	132,500
Comcast, Cl A	7,353	387,651
Discovery, Cl C *	516	23,220
Discovery, Cl A *	258	13,682
DISH Network, Cl A *	387	12,194
Electronic Arts	473	63,368
Facebook, Cl A *	3,870	996,988
Fox, Cl B	258	8,238
Fox, Cl A	559	18,620
IAC *	129	31,583
Liberty Broadband, Cl A *	43	6,250

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Liberty Broadband, Cl C *	326	$48,740
Live Nation Entertainment *	215	19,105
Match Group *	387	59,153
Netflix *	688	370,728
Omnicom Group	344	23,643
Pinterest, Cl A *	753	60,677
Roku, Cl A *	172	68,023
Sirius XM Holdings	1,773	10,372
Snap, Cl A *	1,731	113,657
Spotify Technology *	215	66,087
Take-Two Interactive Software *	172	31,727
T-Mobile US *	939	112,652
Twitter *	1,247	96,094
Verizon Communications	6,708	370,952
ViacomCBS, Cl B	860	55,461
ViacomCBS	7	450
Walt Disney *	2,924	552,752
Warner Music Group, Cl A	129	4,576
Zillow Group, Cl A *	86	14,605
Zillow Group, Cl C *	226	36,461
ZoomInfo Technologies, Cl A *	129	6,762
		6,190,315
Consumer Discretionary — 11.8%
Amazon.com *	691	2,137,214
Aptiv *	430	64,431
AutoZone *	43	49,877
Best Buy	387	38,835
Booking Holdings *	71	165,324
Burlington Stores *	86	22,259
CarMax *	258	30,834
Carnival *	1,002	26,804

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Carvana, Cl A *	129	$36,572
Chewy, Cl A *	129	13,101
Chipotle Mexican Grill, Cl A *	43	62,006
Darden Restaurants	215	29,526
Dollar General	387	73,139
Dollar Tree *	387	38,003
Domino’s Pizza	43	14,900
DR Horton	559	42,970
DraftKings, Cl A *	441	27,135
eBay	1,075	60,652
Etsy *	183	40,309
Expedia Group *	215	34,615
Ford Motor *	6,321	73,956
Garmin	226	28,029
General Motors *	2,021	103,738
Genuine Parts	215	22,650
Hasbro	215	20,148
Hilton Worldwide Holdings *	430	53,182
Home Depot	1,745	450,802
Las Vegas Sands *	602	37,685
Lennar, Cl A	430	35,677
Lowe’s	1,185	189,304
Lululemon Athletica *	215	67,011
Marriott International, Cl A *	398	58,932
McDonald’s	1,204	248,192
NIKE, Cl B	2,021	272,391
NVR *	4	18,003
O’Reilly Automotive *	129	57,706
Peloton Interactive, Cl A *	355	42,767
Ross Stores	559	65,202
Royal Caribbean Cruises *	301	28,074

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Starbucks	1,892	$204,393
Target	817	149,871
Tesla *	1,232	832,216
TJX	1,763	116,340
Tractor Supply	172	27,341
Ulta Beauty *	86	27,720
VF	516	40,831
Wayfair, Cl A *	97	28,031
Yum! Brands	473	48,970
		6,357,668
Consumer Goods — 0.0%
Lennar, Cl B	43	2,845
Consumer Staples — 5.8%
Altria Group	3,010	131,236
Archer-Daniels-Midland	903	51,092
Brown-Forman, Cl B	473	33,857
Brown-Forman, Cl A	43	2,863
Campbell Soup	344	15,645
Church & Dwight	387	30,476
Clorox	215	38,926
Coca-Cola	6,260	306,678
Colgate-Palmolive	1,376	103,475
Conagra Brands	774	26,262
Constellation Brands, Cl A	258	55,248
Costco Wholesale	717	237,327
Estee Lauder, Cl A	344	98,336
General Mills	989	54,405
Hershey	258	37,578
Hormel Foods	473	21,933
J M Smucker	172	19,264
Kellogg	430	24,815

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Keurig Dr Pepper	1,093	$33,358
Kimberly-Clark	559	71,736
Kraft Heinz	1,032	37,544
Kroger	1,193	38,427
McCormick	387	32,616
Mondelez International, Cl A	2,279	121,152
Monster Beverage *	602	52,819
PepsiCo	2,236	288,869
Philip Morris International	2,526	212,235
Procter & Gamble	3,999	493,997
Sysco	774	61,634
Tyson Foods, Cl A	473	32,008
Walgreens Boots Alliance	1,161	55,647
Walmart	2,315	300,764
		3,122,222
Energy — 2.6%
Baker Hughes, Cl A	1,032	25,263
Cheniere Energy *	387	26,080
Chevron	3,121	312,100
ConocoPhillips	1,720	89,457
EOG Resources	946	61,074
Exxon Mobil	6,837	371,727
Halliburton	1,333	29,099
Hess	473	30,996
Kinder Morgan	3,139	46,143
Marathon Petroleum	1,032	56,368
Occidental Petroleum	1,465	38,984
ONEOK	731	32,376
Phillips 66	688	57,138
Pioneer Natural Resources	258	38,331
Schlumberger	2,236	62,408

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Valero Energy	645	$49,652
Williams	1,978	45,178
		1,372,374
Financials — 10.5%
Aflac	1,064	50,955
Allstate	473	50,422
American Express	989	133,772
American International Group	1,376	60,475
Ameriprise Financial	204	45,133
Aon, Cl A	376	85,619
Apollo Global Management, Cl A	344	17,014
Arch Capital Group *	645	23,104
Arthur J Gallagher	301	36,060
Bank of America	12,366	429,223
Bank of New York Mellon	1,333	56,199
Berkshire Hathaway, Cl B *	2,145	515,894
BlackRock, Cl A	224	155,568
Blackstone Group, Cl A	1,075	74,422
Brown & Brown	387	17,763
Capital One Financial	731	87,859
Charles Schwab	2,593	160,040
Chubb	645	104,864
Cincinnati Financial	258	25,250
Citigroup	3,354	220,962
Citizens Financial Group	688	29,887
CME Group, Cl A	559	111,632
Discover Financial Services	473	44,495
Erie Indemnity, Cl A	43	10,410
FactSet Research Systems	43	13,068
Fifth Third Bancorp	1,161	40,275
First Republic Bank	258	42,506

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Franklin Resources	473	$12,378
Goldman Sachs Group	559	178,590
Hartford Financial Services Group	559	28,336
Huntington Bancshares	1,634	25,066
Interactive Brokers Group, Cl A	129	9,338
Intercontinental Exchange	871	96,080
JPMorgan Chase	4,870	716,717
KeyCorp	1,591	32,043
KKR	860	39,182
Loews	387	18,502
M&T Bank	215	32,452
Markel *	26	28,309
MarketAxess Holdings	54	30,021
Marsh & McLennan	817	94,135
MetLife	1,143	65,837
Moody’s	258	70,922
Morgan Stanley	2,322	178,493
MSCI, Cl A	129	53,473
Nasdaq	172	23,786
Northern Trust	301	28,634
PNC Financial Services Group	688	115,832
Principal Financial Group	430	24,329
Progressive	946	81,309
Prudential Financial	645	55,934
Raymond James Financial	215	25,099
Regions Financial	1,548	31,935
Rocket, Cl A *	172	3,758
S&P Global	387	127,462
State Street	559	40,678
SVB Financial Group *	86	43,461
Synchrony Financial	903	34,928

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
T Rowe Price Group	344	$55,776
Tradeweb Markets, Cl A	129	9,390
Travelers	412	59,946
Truist Financial	2,175	123,888
US Bancorp	2,193	109,650
Wells Fargo	6,450	233,297
Willis Towers Watson	215	47,438
		5,629,275
Health Care — 13.5%
10X Genomics, Cl A *	97	17,265
Abbott Laboratories	2,838	339,935
AbbVie	2,863	308,460
Agilent Technologies	505	61,645
Alexion Pharmaceuticals *	344	52,546
Align Technology *	129	73,157
Alnylam Pharmaceuticals *	172	25,473
AmerisourceBergen, Cl A	258	26,115
Amgen	946	212,774
Anthem	387	117,335
Baxter International	817	63,473
Becton Dickinson	473	114,064
Biogen Idec *	258	70,403
BioMarin Pharmaceutical *	301	23,306
Bio-Rad Laboratories, Cl A *	43	25,134
Boston Scientific *	2,322	90,047
Bristol-Myers Squibb	3,644	223,487
Cardinal Health	473	24,369
Catalent *	258	29,337
Centene *	903	52,862
Cerner	509	35,192
Cigna	602	126,359

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Cooper	86	$33,207
CVS Health	2,107	143,549
Danaher	1,032	226,699
DENTSPLY SIRONA	344	18,256
DexCom *	172	68,418
Edwards Lifesciences *	989	82,186
Elanco Animal Health *	774	25,434
Eli Lilly	1,376	281,929
Exact Sciences *	258	35,119
Gilead Sciences	2,021	124,089
HCA Healthcare	430	73,973
Hologic *	430	30,999
Horizon Therapeutics *	344	31,273
Humana	215	81,625
IDEXX Laboratories *	129	67,102
Illumina *	240	105,458
Incyte *	301	23,677
Insulet *	86	22,283
Intuitive Surgical *	183	134,834
IQVIA Holdings *	301	58,030
Johnson & Johnson	4,257	674,563
Laboratory Corp of America Holdings *	172	41,265
Masimo *	86	21,563
McKesson	258	43,736
Medtronic	2,193	256,515
Merck	4,074	295,854
Mettler-Toledo International *	43	47,990
Moderna *	516	79,882
PerkinElmer	172	21,687
Pfizer	9,012	301,812
Quest Diagnostics	215	24,852

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Regeneron Pharmaceuticals *	172	$77,498
ResMed	215	41,448
Royalty Pharma, Cl A	451	21,003
Sarepta Therapeutics *	129	11,231
Seagen *	215	32,489
STERIS	129	22,549
Stryker	559	135,664
Teladoc Health *	215	47,534
Teleflex	86	34,238
Thermo Fisher Scientific	645	290,302
UnitedHealth Group	1,548	514,276
Varian Medical Systems *	129	22,610
Veeva Systems, Cl A *	215	60,224
Vertex Pharmaceuticals *	430	91,397
Viatris, Cl W *	1,922	28,542
Waters *	86	23,554
West Pharmaceutical Services	129	36,204
Zimmer Biomet Holdings	344	56,093
Zoetis, Cl A	774	120,156
		7,257,609
Industrials — 8.2%
3M	946	165,607
AMETEK	387	45,654
Boeing *	906	192,081
Carrier Global	1,419	51,836
Caterpillar	860	185,656
CH Robinson Worldwide	215	19,533
Cintas	129	41,840
Copart *	344	37,551
CoStar Group *	57	46,955
CSX	1,247	114,163

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Cummins	215	$54,438
Deere	516	180,146
Delta Air Lines *	1,032	49,474
Dover	215	26,501
Eaton	645	83,973
Emerson Electric	946	81,261
Equifax	215	34,804
Expeditors International of Washington	258	23,695
Fastenal	946	43,866
FedEx	387	98,492
Fortive	516	33,963
General Dynamics	387	63,263
General Electric	14,104	176,864
HEICO	86	10,817
HEICO, Cl A	129	14,933
Honeywell International	1,118	226,227
IDEX	129	25,177
IHS Markit	602	54,277
Illinois Tool Works	473	95,631
Ingersoll Rand *	602	27,897
Jacobs Engineering Group	215	24,742
JB Hunt Transport Services	129	18,946
Johnson Controls International	1,193	66,557
Kansas City Southern	172	36,522
L3Harris Technologies	344	62,577
Lockheed Martin	387	127,807
Masco	430	22,885
Norfolk Southern	430	108,386
Northrop Grumman	258	75,248
Old Dominion Freight Line	172	36,940
Otis Worldwide	688	43,832

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
PACCAR	559	$50,863
Parker-Hannifin	215	61,696
Raytheon Technologies	2,476	178,247
Republic Services, Cl A	344	30,647
Rockwell Automation	172	41,844
Rollins	344	11,410
Roper Technologies	172	64,951
Southwest Airlines *	946	54,991
Stanley Black & Decker	258	45,109
Sunrun *	296	18,524
Teledyne Technologies *	43	15,953
Trane Technologies	387	59,304
TransDigm Group *	86	49,594
TransUnion	301	25,347
Uber Technologies *	1,951	100,964
Union Pacific	1,107	227,999
United Airlines Holdings *	473	24,918
United Parcel Service, Cl B	1,161	183,240
United Rentals *	129	38,362
Verisk Analytics, Cl A	258	42,273
Waste Management	688	76,293
Westinghouse Air Brake Technologies	301	21,801
WW Grainger	86	32,053
Xylem	301	29,968
		4,417,368
Information Technology — 28.7%
Accenture, Cl A	1,067	267,710
Adobe *	774	355,784
Advanced Micro Devices *	1,903	160,823
Akamai Technologies *	258	24,381
Amphenol, Cl A	473	59,447

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Analog Devices	602	$93,804
ANSYS *	129	43,988
Apple	27,202	3,298,515
Applied Materials	1,462	172,794
Arista Networks *	86	24,066
Atlassian, Cl A *	215	51,106
Autodesk *	344	94,944
Automatic Data Processing	645	112,243
Black Knight *	258	19,786
Broadcom	645	303,066
Broadridge Financial Solutions	172	24,508
Cadence Design Systems *	430	60,669
CDW	215	33,731
Cisco Systems	6,346	284,745
Citrix Systems	215	28,720
Cloudflare, Cl A *	306	22,635
Cognizant Technology Solutions, Cl A	860	63,193
Corning	1,247	47,685
Coupa Software *	129	44,668
Crowdstrike Holdings, Cl A *	301	65,016
Datadog, Cl A *	269	25,665
Dell Technologies, Cl C *	387	31,374
DocuSign, Cl A *	301	68,225
Enphase Energy *	177	31,163
EPAM Systems *	86	32,130
Fidelity National Information Services	989	136,482
Fiserv *	914	105,448
FleetCor Technologies *	129	35,773
Fortinet *	215	36,303
Gartner *	129	23,096
Global Payments	473	93,649

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
GoDaddy, Cl A *	258	$20,929
Hewlett Packard Enterprise	2,075	30,212
HP	2,192	63,502
HubSpot *	72	37,080
Intel	6,615	402,059
International Business Machines	1,451	172,567
Intuit	430	167,760
Jack Henry & Associates	129	19,149
Keysight Technologies *	301	42,598
KLA	258	80,297
Lam Research	217	123,080
Leidos Holdings	215	19,017
Marvell Technology Group	1,075	51,901
Mastercard, Cl A	1,419	502,114
Maxim Integrated Products *	430	40,063
Microchip Technology	398	60,747
Micron Technology *	1,806	165,303
Microsoft	12,064	2,803,431
MongoDB, Cl A *	86	33,190
Motorola Solutions	258	45,274
NetApp	344	21,534
NortonLifeLock	935	18,242
NVIDIA	946	518,956
Okta, Cl A *	183	47,845
Oracle	2,988	192,755
Palo Alto Networks *	145	51,955
Paychex	516	46,992
Paycom Software *	86	32,185
PayPal Holdings *	1,892	491,636
Qorvo *	172	30,054
QUALCOMM	1,842	250,862

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
RingCentral, Cl A *	129	$48,783
salesforce.com *	1,419	307,213
Seagate Technology	344	25,191
ServiceNow *	301	160,571
Skyworks Solutions	258	45,878
Slack Technologies, Cl A *	742	30,370
Snowflake, Cl A *	52	13,496
SolarEdge Technologies *	86	25,655
Splunk *	258	36,897
Square, Cl A *	602	138,478
SS&C Technologies Holdings	369	24,457
Synopsys *	258	63,264
TE Connectivity	516	67,096
Teradyne	258	33,181
Texas Instruments	1,487	256,165
Trade Desk, Cl A *	71	57,183
Trimble *	388	28,766
Twilio, Cl A *	215	84,469
Tyler Technologies *	45	20,854
Ubiquiti	5	1,595
Unity Software *	44	4,736
VeriSign *	172	33,373
Visa, Cl A	2,709	575,366
VMware, Cl A *	129	17,829
Western Digital *	473	32,415
Workday, Cl A *	301	73,799
Xilinx *	387	50,426
Zebra Technologies, Cl A *	86	42,951
Zoom Video Communications, Cl A *	301	112,457
Zscaler *	129	26,449
		15,399,987

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Materials — 2.0%
Air Products & Chemicals	344	$87,933
Albemarle	167	26,254
Amcor	2,537	27,755
Ball	516	44,062
Celanese, Cl A	172	23,893
Corteva	1,204	54,361
Dow	1,204	71,409
DuPont de Nemours	1,204	84,665
Eastman Chemical	215	23,491
Ecolab	430	90,024
FMC	215	21,863
Freeport-McMoRan Copper & Gold *	2,322	78,739
International Flavors & Fragrances	172	23,308
International Paper	645	32,024
LyondellBasell Industries, Cl A	430	44,329
Martin Marietta Materials	86	28,971
Newmont	1,290	70,150
Nucor	473	28,295
Packaging Corp of America	172	22,707
PPG Industries	387	52,175
Sherwin-Williams	129	87,764
Vulcan Materials	215	35,903
		1,060,075
Real Estate — 2.2%
Alexandria Real Estate Equities ‡	215	34,333
American Tower, Cl A ‡	731	157,992
AvalonBay Communities ‡	215	37,786
Boston Properties ‡	215	21,313
CBRE Group, Cl A *	516	39,097
Crown Castle International ‡	688	107,156
Digital Realty Trust ‡	441	59,416

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Duke Realty ‡	602	$23,629
Equinix ‡	139	90,119
Equity Residential ‡	602	39,377
Essex Property Trust ‡	86	21,912
Extra Space Storage ‡	215	27,026
Healthpeak Properties ‡	860	25,017
Invitation Homes ‡	903	26,313
Mid-America Apartment Communities ‡	172	23,174
ProLogis ‡	1,204	119,281
Public Storage ‡	258	60,357
Realty Income ‡	559	33,685
SBA Communications, Cl A ‡	172	43,882
Simon Property Group ‡	484	54,653
Sun Communities ‡	172	26,135
Ventas ‡	602	31,846
Welltower ‡	688	46,715
Weyerhaeuser ‡	1,204	40,779
		1,190,993
Utilities — 2.4%
AES	1,075	28,552
Alliant Energy	387	17,864
Ameren	387	27,194
American Electric Power	817	61,152
American Water Works	301	42,706
Avangrid	86	3,935
CMS Energy	473	25,594
Consolidated Edison	559	36,698
Dominion Energy	1,365	93,257
DTE Energy	301	35,434
Duke Energy	1,204	103,051
Edison International	602	32,502

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Entergy	344	$29,863
Evergy	387	20,755
Eversource Energy	559	44,429
Exelon	1,591	61,413
FirstEnergy	860	28,500
NextEra Energy	3,182	233,814
PG&E *	2,387	25,087
PPL	1,247	32,659
Public Service Enterprise Group	817	43,979
Sempra Energy	473	54,859
Southern	1,720	97,558
WEC Energy Group	516	41,610
Xcel Energy	860	50,387
		1,272,852
TOTAL UNITED STATES		53,273,583
TOTAL COMMON STOCK
(Cost $54,059,390)		53,653,048

TOTAL INVESTMENTS — 99.9%
(Cost $54,059,390)		$53,653,048

Percentages are based on Net Assets of $53,730,530.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

As of February 28, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2021, there have been no transfers in or out of Level 3.

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — 100.0%
UNITED STATES— 100.0%
Communication Services — 12.2%
Cogent Communications Group	1,622	$97,077
Facebook, Cl A *	333	85,787
Netflix *	150	80,827
Nexstar Media Group, Cl A	1,094	150,480
Roku, Cl A *	512	202,486
Snap, Cl A *	4,001	262,706
TripAdvisor *	3,438	170,593
Twitter *	2,210	170,303
World Wrestling Entertainment, Cl A	1,444	71,333
Zillow Group, Cl C *	600	96,798
		1,388,390
Consumer Discretionary — 9.1%
Amazon.com *	27	83,509
Carvana, Cl A *	695	197,032
Grubhub *	1,459	93,478
Skechers USA, Cl A *	2,473	90,512
Tesla *	440	297,220
Texas Roadhouse, Cl A *	1,383	125,687
Wayfair, Cl A *	526	152,004
		1,039,442
Consumer Staples — 1.9%
J & J Snack Foods	551	87,477
National Beverage *	2,618	124,774
		212,251
Energy — 1.1%
Pioneer Natural Resources	838	124,502
Financials — 14.2%
Apollo Global Management, Cl A	1,707	84,428
Athene Holding, Cl A *	2,684	122,364
BlackRock, Cl A	138	95,841
Blackstone Group, Cl A	1,345	93,114

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Capital One Financial	1,133	$136,176
Essent Group	2,657	109,548
First Republic Bank	647	106,593
Intercontinental Exchange	730	80,526
KKR	2,748	125,199
LendingTree *	298	80,123
MarketAxess Holdings	154	85,615
SEI Investments	1,327	74,312
Signature Bank NY	689	150,436
Starwood Property Trust ‡	6,098	139,217
Wintrust Financial	1,801	132,662
		1,616,154
Health Care — 13.5%
Allogene Therapeutics *	2,179	75,633
ChemoCentryx *	1,636	110,986
Guardant Health *	839	123,484
Ionis Pharmaceuticals *	1,110	58,164
Jazz Pharmaceuticals *	591	99,312
LHC Group *	519	94,307
Masimo *	308	77,225
Medpace Holdings *	607	98,595
Merit Medical Systems *	1,575	87,759
Neurocrine Biosciences *	657	71,948
Penumbra *	339	96,422
PTC Therapeutics *	1,606	91,703
Regeneron Pharmaceuticals *	112	50,464
Seagen *	440	66,488
Ultragenyx Pharmaceutical *	966	136,728
United Therapeutics *	569	95,125
Veeva Systems, Cl A *	339	94,957
		1,529,300

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 5.2%
Axon Enterprise *	883	$146,128
Clean Harbors *	1,251	106,523
CoStar Group *	107	88,142
FedEx	527	134,121
Lyft, Cl A *	1,984	110,509
		585,423
Information Technology — 31.6%
Akamai Technologies *	628	59,346
Avalara *	745	116,920
Dell Technologies, Cl C *	1,599	129,631
Dropbox, Cl A *	3,193	71,986
EPAM Systems *	315	117,687
Euronet Worldwide *	764	114,837
Fortinet *	619	104,518
HubSpot *	441	227,115
IPG Photonics *	524	119,131
Microchip Technology	789	120,425
Monolithic Power Systems	344	128,835
New Relic *	1,222	74,713
NVIDIA	221	121,236
Okta, Cl A *	409	106,933
Paycom Software *	300	112,272
Pegasystems	827	109,454
RealPage *	1,043	90,512
RingCentral, Cl A *	267	100,969
salesforce.com *	415	89,848
Square, Cl A *	1,026	236,011
SS&C Technologies Holdings	1,262	83,645
Synopsys *	416	102,007
Trade Desk, Cl A *	251	202,153
Twilio, Cl A *	583	229,049
Ubiquiti	417	132,990

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
VeriSign *	304	$58,985
Workday, Cl A *	438	107,389
Zendesk *	864	126,265
Zscaler *	942	193,138
		3,588,000
Materials — 1.0%
Steel Dynamics	2,765	114,969
Real Estate — 10.2%
American Campus Communities ‡	2,178	89,211
American Homes 4 Rent, Cl A ‡	2,808	87,441
Apartment Income REIT ‡	2,030	82,987
Brandywine Realty Trust ‡	6,745	82,491
Camden Property Trust ‡	780	81,237
Healthcare Trust of America, Cl A ‡	2,840	77,134
Invitation Homes ‡	2,986	87,012
Medical Properties Trust ‡	4,200	90,678
ProLogis ‡	729	72,222
QTS Realty Trust, Cl A ‡	2,493	154,865
STAG Industrial ‡	2,624	82,787
Terreno Realty ‡	1,665	93,307
Vornado Realty Trust ‡	1,765	75,789
		1,157,161
TOTAL UNITED STATES		11,355,592
TOTAL COMMON STOCK
(Cost $9,386,924)		11,355,592
TOTAL INVESTMENTS — 100.0%
(Cost $9,386,924)		$11,355,592

Percentages are based on Net Assets of $11,351,760.

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Founder-Run Companies ETF

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class
REIT — Real Estate Investment Trust

As of February 28, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended, February 28, 2021 there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

GLX-QH-005-1800

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — 100.0%
CANADA— 1.9%
Industrials — 1.9%
ATS Automation Tooling Systems *	2,179,000	$48,278,791
FINLAND— 2.6%
Industrials — 2.6%
Cargotec, Cl B	1,287,835	68,154,305
JAPAN— 40.1%
Communication Services — 0.3%
RPA Holdings * (A)	1,350,590	7,770,900
Health Care — 0.8%
CYBERDYNE * (A)	3,196,984	19,294,732
Industrials — 25.7%
Daifuku	968,201	92,512,542
FANUC	805,041	199,031,161
Hirata	248,821	15,227,266
Idec	769,260	12,563,473
Mitsubishi Electric	6,293,137	92,648,633
Nachi-Fujikoshi	582,175	24,617,030
Shibaura Machine	703,892	18,644,483
SMC	157,627	93,061,182
Yaskawa Electric	2,364,609	118,075,088
		666,380,858
Information Technology — 13.3%
AI inside * (A)	87,111	33,563,981
Autonomous Control Systems Laboratory * (A)	240,790	6,066,082
Keyence	349,990	166,092,495
Neural Pocket * (A)	289,210	15,744,490
Omron	1,237,289	99,642,760
PKSHA Technology * (A)	715,282	23,800,213
		344,910,021
TOTAL JAPAN		1,038,356,511

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
SWITZERLAND— 11.3%
Health Care — 3.8%
Tecan Group	233,282	$98,487,110
Industrials — 7.5%
ABB	6,689,196	192,998,785
TOTAL SWITZERLAND		291,485,895
UNITED KINGDOM— 5.2%
Information Technology — 5.2%
Renishaw	1,685,520	135,499,539
UNITED STATES— 38.9%
Consumer Discretionary — 3.1%
iRobot *	655,731	81,382,774
Energy — 0.7%
Helix Energy Solutions Group *	3,535,691	17,324,886
Health Care — 7.1%
Intuitive Surgical *	247,681	182,491,360
Industrials — 9.2%
AeroVironment *	564,073	62,093,156
John Bean Technologies	740,437	109,266,288
Maxar Technologies	1,403,942	67,757,390
		239,116,834
Information Technology — 18.8%
Brooks Automation	1,729,663	143,838,775
Cerence *	855,269	95,123,018
FARO Technologies *	418,755	39,136,842
NVIDIA	382,886	210,043,602
		488,142,237
TOTAL UNITED STATES		1,008,458,091
TOTAL COMMON STOCK
(Cost $2,034,712,334)		2,590,233,132

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Robotics & Artificial Intelligence ETF

	Shares	Value
SHORT-TERM INVESTMENT(B)(C) — 2.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $60,467,683)	60,467,683	$60,467,683
TOTAL INVESTMENTS — 102.3%
(Cost $2,095,180,017)		$2,650,700,815

Percentages are based on Net Assets of $2,590,594,751.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $57,426,364.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2021, was $60,467,683.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2021.

Cl — Class

As of February 28, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRIA— 4.9%
Information Technology — 4.9%
AMS *	659,027	$15,563,898
S&T * (A)	156,151	4,200,114
TOTAL AUSTRIA		19,764,012
CANADA— 0.4%
Information Technology — 0.4%
Sierra Wireless *	95,435	1,605,217
CHINA— 2.9%
Information Technology — 2.9%
Xiaomi, Cl B *	3,629,386	11,836,963
FRANCE— 3.2%
Industrials — 3.2%
Legrand	56,651	4,945,428
Schneider Electric	54,581	8,138,854
TOTAL FRANCE		13,084,282
ITALY— 0.7%
Information Technology — 0.7%
Datalogic	142,381	2,891,309
JAPAN— 1.4%
Information Technology — 1.4%
Nippon Ceramic	64,210	1,590,484
Renesas Electronics *	365,500	4,010,414
TOTAL JAPAN		5,600,898
NETHERLANDS— 2.3%
Information Technology — 2.3%
NXP Semiconductors	50,253	9,173,685
NORWAY— 2.0%
Information Technology — 2.0%
Nordic Semiconductor *	431,913	8,189,897

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
SWEDEN— 0.4%
Information Technology — 0.4%
Fingerprint Cards, Cl B *	471,066	$1,639,739
SWITZERLAND — 9.5%
Industrials — 1.9%
ABB	269,557	7,777,343
Information Technology — 7.6%
Landis+Gyr Group	70,276	4,898,283
STMicroelectronics	662,783	25,719,384
		30,617,667
TOTAL SWITZERLAND		38,395,010
TAIWAN— 9.7%
Information Technology — 9.7%
Advantech	1,850,121	24,079,306
eMemory Technology	182,342	5,335,562
MediaTek	302,480	9,730,620
TOTAL TAIWAN		39,145,488
UNITED KINGDOM— 0.2%
Information Technology — 0.2%
Spirent Communications	290,333	955,924
UNITED STATES— 62.3%
Consumer Discretionary — 7.4%
Garmin	180,955	22,442,039
Vivint Smart Home *	427,391	7,265,647
		29,707,686
Health Care — 4.3%
DexCom *	43,432	17,276,381
Industrials — 17.3%
ADT	1,826,851	13,902,336
Emerson Electric	95,745	8,224,496
Honeywell International	40,584	8,212,172
Johnson Controls International	168,414	9,395,817
Resideo Technologies *	74,160	1,781,323
Rockwell Automation	27,930	6,794,810

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Sensata Technologies Holding *	377,559	$21,630,355
		69,941,309
Information Technology — 33.3%
Alarm.com Holdings *	117,130	10,293,384
Ambarella *	82,518	9,282,450
Analog Devices	48,810	7,605,574
Badger Meter	69,943	7,595,110
Belden	106,955	4,728,481
Cisco Systems	130,264	5,844,946
Digi International *	80,376	1,877,583
Impinj *	53,665	3,432,950
InterDigital	73,324	4,646,542
International Business Machines	48,580	5,777,620
Itron *	96,578	11,322,805
NETGEAR *	69,970	2,798,800
PTC *	24,303	3,328,053
QUALCOMM	65,999	8,988,404
Rambus *	272,133	5,709,350
Silicon Laboratories *	104,948	16,344,602
Skyworks Solutions	138,319	24,595,884
		134,172,538
TOTAL UNITED STATES		251,097,914
TOTAL COMMON STOCK
(Cost $303,816,339)		403,380,338

SHORT-TERM INVESTMENT(B)(C) — 0.9%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $3,427,893)	3,427,893	3,427,893
TOTAL INVESTMENTS — 100.8%
(Cost $307,244,232)		$406,808,231

Percentages are based on Net Assets of $403,592,170.

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Internet of Things ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $3,136,146.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2021, was $3,427,893.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2021.

Cl — Class

As of February 28, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2021 (Unaudited)

Global X FinTech ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 8.8%
Financials — 1.6%
HUB24	311,186	$5,035,216
Zip * (A)	1,891,827	15,232,337
		20,267,553
Information Technology — 7.2%
Afterpay *	890,504	82,400,197
IRESS	928,135	6,603,565
		89,003,762
TOTAL AUSTRALIA		109,271,315
BRAZIL— 10.2%
Information Technology — 10.2%
Pagseguro Digital, Cl A *	877,019	50,919,723
StoneCo, Cl A *	875,014	75,084,951
TOTAL BRAZIL		126,004,674
CANADA— 0.7%
Information Technology — 0.7%
Nuvei * (A)	170,630	8,987,052
CHINA— 5.8%
Financials — 4.4%
Lufax Holding ADR * (A)	3,644,707	54,743,499
Information Technology — 1.4%
Yeahka * (A)	1,661,814	17,780,629
TOTAL CHINA		72,524,128
DENMARK— 2.0%
Information Technology — 2.0%
SimCorp	197,254	24,116,425
GERMANY— 1.8%
Financials — 1.8%
Hypoport *	31,608	22,290,496

Schedule of Investments	February 28, 2021 (Unaudited)

Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
ISRAEL— 0.6%
Information Technology — 0.6%
Sapiens International	243,418	$7,638,457
ITALY— 3.1%
Information Technology — 3.1%
Nexi *	2,092,974	37,814,578
JAPAN— 0.3%
Industrials — 0.3%
Makuake * (A)	55,579	4,100,347
NETHERLANDS— 6.2%
Information Technology — 6.2%
Adyen *	32,790	76,257,665
NEW ZEALAND— 4.3%
Information Technology — 4.3%
Xero *	582,791	53,435,067
SWITZERLAND— 3.0%
Financials — 0.4%
Leonteq	91,806	4,335,255
Information Technology — 2.6%
Temenos	236,654	32,088,013
TOTAL SWITZERLAND		36,423,268
UNITED STATES— 53.1%
Financials — 3.4%
Blucora *	230,646	3,736,465
LendingClub *	470,749	5,069,967
LendingTree *	63,530	17,081,311
Virtu Financial, Cl A	585,346	15,962,386
		41,850,129
Health Care — 2.3%
HealthEquity *	347,321	28,601,884
Information Technology — 47.4%
Bill.com Holdings *	377,587	62,305,631

Schedule of Investments	February 28, 2021 (Unaudited)

Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Black Knight *	488,708	$37,479,017
Bottomline Technologies *	213,265	9,571,333
Envestnet *	260,288	16,663,638
Fidelity National Information Services	341,247	47,092,086
Fiserv *	468,168	54,012,542
GreenSky, Cl A *	456,549	2,428,841
Guidewire Software *	327,337	36,331,134
Intuit	161,231	62,902,661
Mitek Systems *	241,679	3,692,855
nCino *	343,706	23,502,616
PayPal Holdings *	278,568	72,385,895
Shift4 Payments, Cl A *	142,726	10,918,539
Square, Cl A *	455,168	104,702,295
SS&C Technologies Holdings	601,885	39,892,938
Vertex, Cl A *	94,686	2,911,595
		586,793,616
TOTAL UNITED STATES		657,245,629
TOTAL COMMON STOCK
(Cost $866,069,327)		1,236,109,101

SHORT-TERM INVESTMENT(B)(C) — 2.5%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $30,642,435)	30,642,435	30,642,435
TOTAL INVESTMENTS — 102.4%
(Cost $896,711,762)		$1,266,751,536

Percentages are based on Net Assets of $1,237,596,154.

Schedule of Investments	February 28, 2021 (Unaudited)

Global X FinTech ETF

*	Non-income producing security
(A)	This security or a partial position of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $28,886,219.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2021, was $30,642,435.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2021.

ADR — American Depositary Receipt

Cl — Class

As of February 28, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 14.8%
Communication Services — 14.8%
Bilibili ADR *	312,938	$39,420,800
DouYu International Holdings ADR *	1,838,375	26,362,298
HUYA ADR * (A)	341,376	8,995,258
NetEase ADR	487,343	53,534,629
TOTAL CHINA		128,312,985
FRANCE— 3.6%
Communication Services — 3.6%
Ubisoft Entertainment *	381,482	31,292,396
IRELAND— 1.6%
Information Technology — 1.6%
Keywords Studios	391,639	13,765,350
JAPAN— 24.0%
Communication Services — 24.0%
Akatsuki	59,516	2,318,297
Capcom	572,162	34,800,167
DeNA	508,980	10,018,125
Gumi	314,918	2,627,765
GungHo Online Entertainment	446,892	9,140,019
KLab *	310,780	2,450,302
Konami Holdings	556,853	35,698,385
Nexon	1,221,047	38,508,710
Nintendo	80,956	49,201,248
Square Enix Holdings	400,290	22,693,370
TOTAL JAPAN		207,456,388
SINGAPORE— 0.8%
Communication Services — 0.8%
IGG	4,534,900	6,769,598
SOUTH KOREA— 12.2%
Communication Services — 12.2%
Com2uSCorp	52,200	6,430,334

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Gravity ADR *	39,759	$4,651,008
JoyCity *	305,894	2,199,932
Kakao Games *	424,207	20,389,122
NCSoft	45,339	37,772,411
Neowiz *	115,695	2,291,245
Netmarble	117,911	12,961,289
Nexon GT *	202,801	2,635,420
Pearl Abyss *	39,652	10,213,875
Webzen *	109,898	3,531,213
Wemade	73,888	2,505,681
TOTAL SOUTH KOREA		105,581,530
SWEDEN— 7.3%
Communication Services — 7.3%
Embracer Group, Cl B *	1,503,956	40,821,177
Stillfront Group *	1,987,760	21,865,100
TOTAL SWEDEN		62,686,277
TAIWAN— 6.7%
Communication Services — 6.7%
Chinese Gamer International *	1,189,300	2,263,097
Gamania Digital Entertainment	1,058,300	2,393,785
Sea ADR *	226,477	53,378,364
TOTAL TAIWAN		58,035,246
UNITED STATES— 29.0%
Communication Services — 22.3%
Activision Blizzard	564,525	53,974,234
Electronic Arts	368,341	49,346,644
Glu Mobile *	743,989	9,284,983
Take-Two Interactive Software *	195,525	36,066,542
Zynga, Cl A *	3,985,182	44,434,779
		193,107,182

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 0.4%
Turtle Beach *	118,001	$3,528,230
Information Technology — 6.3%
NVIDIA	99,557	54,614,979
TOTAL UNITED STATES		251,250,391
TOTAL COMMON STOCK
(Cost $784,981,855)		865,150,161

SHORT-TERM INVESTMENT(B)(C) — 0.8%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $7,097,063)	7,097,063	7,097,063
TOTAL INVESTMENTS — 100.8%
(Cost $792,078,918)		$872,247,224

Percentages are based on Net Assets of $865,355,082.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $6,368,373.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2021, was $7,097,063.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2021.

ADR — American Depositary Receipt

Cl — Class

As of February 28, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — 98.5%
AUSTRALIA— 1.7%
Materials — 1.7%
Orocobre *	1,809,623	$6,528,686
Pilbara Minerals *	8,733,119	7,031,606
TOTAL AUSTRALIA		13,560,292
BELGIUM— 1.1%
Materials — 1.1%
Umicore	146,118	8,630,231
CANADA— 2.0%
Industrials — 0.8%
Ballard Power Systems *	223,251	6,210,843
Information Technology — 1.2%
BlackBerry * (A)	948,119	9,528,596
TOTAL CANADA		15,739,439
CHILE— 2.0%
Materials — 2.0%
Lundin Mining	829,177	9,542,740
Sociedad Quimica y Minera de Chile ADR	126,976	6,805,914
TOTAL CHILE		16,348,654
CHINA— 6.0%
Communication Services — 2.0%
Baidu ADR *	57,951	16,426,790
Consumer Discretionary — 3.2%
BYD, Cl H	284,480	7,231,781
Geely Automobile Holdings	2,257,100	7,332,262
NIO ADR *	248,041	11,355,317
		25,919,360
Materials — 0.8%
Ganfeng Lithium, Cl H	488,224	6,271,668
TOTAL CHINA		48,617,818

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
FRANCE— 1.0%
Consumer Discretionary — 1.0%
Renault *	171,175	$7,713,534
GERMANY— 2.6%
Consumer Discretionary — 1.0%
Continental *	58,305	8,414,615
Information Technology — 1.6%
Infineon Technologies	304,069	13,286,825
TOTAL GERMANY		21,701,440
JAPAN— 8.3%
Consumer Discretionary — 7.5%
Denso	161,082	9,658,267
Honda Motor	403,496	11,026,644
Nissan Motor *	1,535,304	8,281,765
Panasonic	779,000	9,984,273
Toyota Motor	295,630	21,846,208
		60,797,157
Industrials — 0.8%
GS Yuasa	221,470	6,516,881
TOTAL JAPAN		67,314,038
LUXEMBOURG— 0.8%
Materials — 0.8%
APERAM	156,202	6,579,042
NETHERLANDS— 2.3%
Consumer Discretionary — 0.7%
TomTom *	623,122	5,884,360
Information Technology — 1.6%
NXP Semiconductors	69,139	12,621,325
TOTAL NETHERLANDS		18,505,685
RUSSIA— 1.0%
Communication Services — 1.0%
Yandex, Cl A *	130,432	8,345,691

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA— 2.3%
Consumer Discretionary — 2.3%
Hyundai Motor	43,766	$9,232,347
Kia Motors	134,653	9,516,198
TOTAL SOUTH KOREA		18,748,545
SWEDEN— 2.1%
Consumer Discretionary — 2.1%
Autoliv *	82,480	7,423,200
Veoneer * (A)	339,717	9,335,423
TOTAL SWEDEN		16,758,623
UNITED KINGDOM— 1.1%
Materials — 1.1%
Johnson Matthey	203,917	8,709,650
UNITED STATES— 64.2%
Communication Services — 3.5%
Alphabet, Cl A *	13,944	28,193,513
Consumer Discretionary — 14.6%
American Axle & Manufacturing Holdings *	748,299	7,310,881
Aptiv *	74,468	11,158,285
BorgWarner	192,694	8,671,230
Dana	317,640	7,563,009
Ford Motor *	1,124,092	13,151,876
General Motors *	287,576	14,761,276
Gentherm *	100,880	7,141,295
Harley-Davidson	189,252	6,750,619
Lear	47,528	7,893,926
Stellantis	503,201	8,205,280
Tesla *	28,504	19,254,452
Visteon *	50,123	6,374,142
		118,236,271
Industrials — 11.5%
Bloom Energy, Cl A *	206,300	5,885,739

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
CBAK Energy Technology * (A)	940,499	$5,567,754
EnerSys	79,686	7,194,052
General Electric	1,366,789	17,139,534
Honeywell International	77,052	15,591,472
Hyster-Yale Materials Handling	90,925	7,778,634
ITT	92,700	7,692,246
Johnson Controls International	210,487	11,743,070
Plug Power *	146,670	7,095,895
Westinghouse Air Brake Technologies	101,440	7,347,299
		93,035,695
Information Technology — 28.5%
Advanced Micro Devices *	168,825	14,267,401
Ambarella *	73,639	8,283,651
Apple	188,037	22,801,367
CEVA *	125,505	7,684,671
Cisco Systems	351,769	15,783,875
II-VI *	89,633	7,556,062
Intel	454,957	27,652,286
Maxim Integrated Products *	100,256	9,340,852
Micron Technology *	205,576	18,816,371
Microsoft	112,735	26,197,359
NVIDIA	44,887	24,624,110
ON Semiconductor *	232,010	9,343,043
QUALCOMM	156,854	21,361,946
Rogers *	41,438	7,520,168
Xilinx *	73,266	9,546,560
		230,779,722
Materials — 6.1%
Albemarle	48,998	7,702,975
Allegheny Technologies *	378,245	7,436,297
Cabot	143,807	7,079,619
Carpenter Technology	208,064	8,459,882

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Freeport-McMoRan Copper & Gold *	378,087	$12,820,930
Livent *	334,987	6,237,458
		49,737,161
TOTAL UNITED STATES		519,982,362
TOTAL COMMON STOCK
(Cost $781,096,290)		797,255,044
PREFERRED STOCK — 1.5%
GERMANY— 1.5%
Consumer Discretionary — 1.5%
Volkswagen (B)
(Cost $11,021,760)	58,556	12,297,428
TOTAL GERMANY		12,297,428
SHORT-TERM INVESTMENT(C)(D) — 1.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $10,824,933)	10,824,933	10,824,933
TOTAL INVESTMENTS — 101.3%
(Cost $802,942,983)		$820,377,405

Percentages are based on Net Assets of $809,818,402.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $10,010,689.
(B)	There is currently no stated interest rate.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2021, was $10,824,933.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2021.

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

ADR — American Depositary Receipt

Cl — Class

As of February 28, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2021, there have been no transfers in or out Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — 99.9%
CANADA— 4.6%
Information Technology — 4.6%
Shopify, Cl A *	52,652	$67,445,632
CHINA— 4.6%
Consumer Discretionary — 1.3%
Alibaba Group Holding ADR *	80,281	19,087,611
Information Technology — 3.3%
21Vianet Group ADR *	1,192,155	43,442,128
Kingsoft	711,400	4,988,838
		48,430,966
TOTAL CHINA		67,518,577
NEW ZEALAND— 3.9%
Information Technology — 3.9%
Xero *	632,390	57,982,710
UNITED STATES— 86.8%
Communication Services — 5.1%
Alphabet, Cl A *	8,893	17,980,846
Netflix *	106,256	57,256,045
		75,236,891
Consumer Discretionary — 1.7%
Amazon.com *	8,173	25,278,516
Information Technology — 75.3%
2U *	813,336	32,232,506
Akamai Technologies *	531,483	50,225,144
Anaplan *	887,524	57,680,185
Benefitfocus *	374,713	5,695,638
Box, Cl A *	1,765,307	32,393,383
Cornerstone OnDemand *	727,855	36,771,235
Coupa Software *	175,191	60,661,636
Dropbox, Cl A *	2,712,727	61,158,430
Everbridge *	391,076	59,924,575
Fastly, Cl A *	736,609	54,199,690

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
International Business Machines	35,583	$4,231,886
Microsoft	123,255	28,641,997
Mimecast *	729,158	31,266,295
Paycom Software *	146,281	54,744,201
Paylocity Holding *	285,750	54,632,543
Proofpoint *	550,077	66,515,311
Qualys *	443,576	43,097,844
salesforce.com *	209,734	45,407,411
SPS Commerce *	398,899	40,181,096
Twilio, Cl A *	177,470	69,724,414
Workday, Cl A *	242,382	59,427,219
Workiva, Cl A *	443,523	44,862,351
Zoom Video Communications, Cl A *	109,815	41,027,982
Zscaler *	363,614	74,551,779
		1,109,254,751
Real Estate — 4.7%
CoreSite Realty ‡	55,642	6,772,188
CyrusOne ‡	157,189	10,316,313
Digital Realty Trust ‡	349,005	47,021,444
QTS Realty Trust, Cl A ‡	83,471	5,185,219
		69,295,164
TOTAL UNITED STATES		1,279,065,322
TOTAL COMMON STOCK
(Cost $1,175,544,798)		1,472,012,241
TOTAL INVESTMENTS — 99.9%
(Cost $1,175,544,798)		$1,472,012,241

Percentages are based on Net Assets of $1,473,469,931.

*	Non-income producing security.
‡	Real Estate Investment Trust

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Cloud Computing ETF

ADR — American Depositary Receipt
Cl — Class

As of February 28, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Data Center REITs & Digital Infrastructure ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 3.5%
Information Technology — 3.5%
NEXTDC *	49,006	$424,932
CHINA— 12.4%
Communication Services — 4.6%
China Tower, Cl H	3,774,500	564,421
Information Technology — 7.8%
21Vianet Group ADR *	11,186	407,617
GDS Holdings ADR *	5,373	548,905
		956,522
TOTAL CHINA		1,520,943
HONG KONG— 0.6%
Information Technology — 0.6%
SUNeVision Holdings	67,981	68,881
INDONESIA— 3.0%
Communication Services — 3.0%
Sarana Menara Nusantara	2,634,768	234,058
Tower Bersama Infrastructure	883,135	134,579
TOTAL INDONESIA		368,637
SINGAPORE— 2.3%
Real Estate — 2.3%
Keppel ‡	140,530	288,522
TAIWAN— 2.2%
Information Technology — 2.2%
Winbond Electronics	244,504	268,185
UNITED STATES— 75.8%
Communication Services — 0.7%
Radius Global Infrastructure, Cl A *	6,549	81,077
Information Technology — 12.3%
Advanced Micro Devices *	2,635	222,684
Microchip Technology	1,608	245,429
Micron Technology *	3,029	277,245

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Data Center REITs & Digital Infrastructure ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
NVIDIA	447	$245,215
Switch, Cl A	10,650	184,671
Western Digital *	4,889	335,043
		1,510,287
Real Estate — 62.8%
American Tower, Cl A ‡	6,722	1,452,826
CoreSite Realty ‡	4,551	553,902
Crown Castle International ‡	9,532	1,484,609
CyrusOne ‡	7,709	505,942
Digital Realty Trust ‡	8,194	1,103,978
Equinix ‡	2,110	1,367,997
QTS Realty Trust, Cl A ‡	6,867	426,578
SBA Communications, Cl A ‡	2,057	524,802
Uniti Group ‡	23,917	284,851
		7,705,485
TOTAL UNITED STATES		9,296,849
TOTAL COMMON STOCK
(Cost $12,549,715)		12,236,949
TOTAL INVESTMENTS — 99.8%
(Cost $12,549,715)		$12,236,949

Percentages are based on Net Assets of $12,266,123.

*	Non-income producing security.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt
Cl — Class

As of February 28, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Cybersecurity ETF

	Shares	Value
COMMON STOCK — 100.0%
ISRAEL— 6.5%
Information Technology — 6.5%
Check Point Software Technologies *	356,564	$39,307,615
Radware *	447,244	11,655,179
Tufin Software Technologies *	318,389	3,916,185
TOTAL ISRAEL		54,878,979
JAPAN— 4.6%
Information Technology — 4.6%
Digital Arts	136,747	12,540,062
Trend Micro	555,890	26,714,443
TOTAL JAPAN		39,254,505
SOUTH KOREA— 0.9%
Information Technology — 0.9%
Ahnlab	96,736	7,559,787
UNITED KINGDOM— 3.8%
Information Technology — 3.8%
Avast	4,923,561	31,802,214
UNITED STATES— 84.2%
Information Technology — 84.2%
A10 Networks *	742,659	6,936,435
Crowdstrike Holdings, Cl A *	311,194	67,217,905
CyberArk Software *	299,036	43,907,456
FireEye *	2,150,050	41,538,966
Fortinet *	361,387	61,020,195
Mimecast *	618,714	26,530,456
NortonLifeLock	1,472,531	28,729,080
Okta, Cl A *	185,315	48,450,607
OneSpan *	390,762	9,128,200
Palo Alto Networks *	177,005	63,422,662
Ping Identity Holding *	785,616	18,406,983
Proofpoint *	326,257	39,450,996
Qualys *	344,418	33,463,653

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Cybersecurity ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Rapid7 *	473,027	$36,063,578
Sailpoint Technologies Holdings *	684,692	38,602,935
Tenable Holdings *	827,656	33,859,407
Varonis Systems, Cl B *	256,882	47,148,122
VirnetX Holding *	687,607	4,785,745
Zix *	551,682	4,071,413
Zscaler *	288,181	59,085,750
TOTAL UNITED STATES		711,820,544
TOTAL COMMON STOCK
(Cost $887,644,237)		845,316,029
TOTAL INVESTMENTS — 100.0%
(Cost $887,644,237)		$845,316,029

Percentages are based on Net Assets of $845,153,865.

*	Non-income producing security.

Cl — Class

As of February 28, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2021, there have been no transfers in or out Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — 99.8%
BRAZIL— 0.7%
Consumer Discretionary — 0.3%
Afya, Cl A *	24,151	$541,465
Information Technology — 0.4%
StoneCo, Cl A *	9,189	788,508
TOTAL BRAZIL		1,329,973
CANADA— 4.1%
Industrials — 0.9%
Thomson Reuters	20,244	1,759,001
Information Technology — 3.2%
Shopify, Cl A *	4,910	6,289,563
TOTAL CANADA		8,048,564
CHINA— 11.5%
Communication Services — 4.5%
Baidu ADR *	11,108	3,148,674
Tencent Holdings	66,807	5,705,510
		8,854,184
Consumer Discretionary — 5.5%
Alibaba Group Holding ADR *	22,611	5,375,991
Meituan, Cl B *	121,511	5,325,754
		10,701,745
Information Technology — 1.5%
21Vianet Group ADR *	15,033	547,803
Canaan ADR * (A)	121,986	1,849,308
ZTE, Cl H	194,200	495,179
		2,892,290
TOTAL CHINA		22,448,219
FINLAND— 0.3%
Information Technology — 0.3%
TietoEVRY	17,227	536,135

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
FRANCE— 0.2%
Communication Services — 0.2%
Ubisoft Entertainment *	5,530	$453,618
GERMANY— 4.3%
Industrials — 3.1%
Siemens	39,094	6,072,937
Information Technology — 1.2%
Infineon Technologies	53,222	2,325,628
TOTAL GERMANY		8,398,565
ISRAEL— 0.8%
Information Technology — 0.8%
Cognyte Software *	8,006	231,133
Tower Semiconductor *	19,191	564,024
Wix.com *	2,347	818,094
TOTAL ISRAEL		1,613,251
ITALY— 0.3%
Health Care — 0.3%
Amplifon	14,148	566,703
JAPAN— 1.9%
Industrials — 1.7%
FANUC	8,260	2,042,129
Fujikura *	123,600	595,145
Toshiba	20,290	638,943
		3,276,217
Information Technology — 0.2%
AI inside * (A)	896	345,230
TOTAL JAPAN		3,621,447
NETHERLANDS— 1.5%
Industrials — 0.4%
Wolters Kluwer	10,884	867,697
Information Technology — 1.1%
NXP Semiconductors	11,678	2,131,819
TOTAL NETHERLANDS		2,999,516

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA— 4.7%
Information Technology — 4.7%
Samsung Electronics	73,370	$5,387,650
SK Hynix	29,676	3,737,565
TOTAL SOUTH KOREA		9,125,215
SWEDEN— 0.8%
Information Technology — 0.8%
Telefonaktiebolaget LM Ericsson ADR	125,101	1,567,516
SWITZERLAND— 0.7%
Information Technology — 0.7%
STMicroelectronics	37,055	1,438,824
TAIWAN— 1.3%
Industrials — 0.3%
Bizlink Holding	57,400	614,135
Information Technology — 1.0%
Acer	682,000	657,453
Alchip Technologies	18,080	574,483
Global Unichip	39,800	641,601
		1,873,537
TOTAL TAIWAN		2,487,672
UNITED KINGDOM— 1.0%
Industrials — 0.6%
Experian	37,287	1,184,931
Information Technology — 0.4%
Dialog Semiconductor *	9,185	717,979
TOTAL UNITED KINGDOM		1,902,910
UNITED STATES— 65.7%
Communication Services — 11.9%
Alphabet, Cl A *	3,124	6,316,447
Facebook, Cl A *	21,554	5,552,741
Netflix *	10,139	5,463,400
Snap, Cl A *	50,321	3,304,077
Twitter *	32,392	2,496,127
		23,132,792

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 3.6%
Amazon.com *	1,778	$5,499,230
eBay	28,398	1,602,215
		7,101,445
Health Care — 0.3%
ABIOMED *	1,828	593,278
Industrials — 4.0%
Booz Allen Hamilton Holding, Cl A	6,170	475,954
Hubbell, Cl B	3,536	627,675
Nielsen Holdings	26,877	602,314
Rockwell Automation	4,734	1,151,688
Uber Technologies *	75,478	3,905,987
Verisk Analytics, Cl A	6,610	1,083,048
		7,846,666
Information Technology — 45.9%
Accenture, Cl A	22,799	5,720,269
Adobe *	12,457	5,726,109
Apple	42,962	5,209,572
Cadence Design Systems *	11,356	1,602,218
Cisco Systems	130,354	5,848,984
Cornerstone OnDemand *	13,618	687,981
Datadog, Cl A *	8,459	807,073
DXC Technology *	19,982	503,946
FireEye *	25,888	500,156
Genpact	14,369	581,082
Hewlett Packard Enterprise	52,543	765,026
Intel	94,134	5,721,465
International Business Machines	36,335	4,321,322
Microsoft	26,138	6,073,948
NVIDIA	10,606	5,818,239
Okta, Cl A *	4,932	1,289,471
Oracle	96,061	6,196,895
Pegasystems	4,101	542,767
PROS Holdings *	13,902	658,955
QUALCOMM	35,693	4,861,030
salesforce.com *	26,473	5,731,404

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Seagate Technology	10,445	$764,887
ServiceNow *	7,952	4,242,074
Smartsheet, Cl A *	8,302	574,914
Splunk *	6,577	940,577
Super Micro Computer *	17,328	565,413
Synopsys *	6,239	1,529,865
Teradata *	22,547	904,135
Trade Desk, Cl A *	1,713	1,379,633
Twilio, Cl A *	5,718	2,246,488
Ubiquiti	2,556	815,159
Verint Systems *	8,186	403,488
Viasat *	14,984	766,282
Workday, Cl A *	7,337	1,798,886
Xilinx *	9,978	1,300,133
Zebra Technologies, Cl A *	2,170	1,083,763
Zscaler *	5,461	1,119,669
		89,603,278
TOTAL UNITED STATES		128,277,459
TOTAL COMMON STOCK
(Cost $177,569,244)		194,815,587

SHORT-TERM INVESTMENT(B)(C) — 0.9%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $1,698,946)	1,698,946	1,698,946
TOTAL INVESTMENTS — 100.7%
(Cost $179,268,190)		$196,514,533

Percentages are based on Net Assets of $195,205,820.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $1,589,333.

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Artificial Intelligence & Technology ETF

(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2021, was $1,698,946.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2021.

ADR — American Depositary Receipt
Cl — Class

As of February 28, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2021, there have been no transfers in or out Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Millennial Consumer ETF†

	Shares	Value
COMMON STOCK — 99.9%
UNITED STATES— 99.9%
Communication Services — 30.9%
Activision Blizzard	41,162	$3,935,499
Alphabet, Cl A *	2,076	4,197,485
Cargurus, Cl A *	13,089	339,660
Cars.com *	56,075	654,395
Facebook, Cl A *	14,431	3,717,714
IAC *	6,935	1,697,896
iHeartMedia *	38,343	539,486
Live Nation Entertainment *	18,808	1,671,279
Match Group *	21,358	3,264,570
Netflix *	6,779	3,652,864
Snap, Cl A *	102,201	6,710,519
Spotify Technology *	16,301	5,010,601
TripAdvisor *	14,378	713,436
Twitter *	68,740	5,297,105
Walt Disney *	24,874	4,702,181
Yelp, Cl A *	11,555	435,739
Zillow Group, Cl A *	6,464	1,097,716
Zynga, Cl A *	83,794	934,303
		48,572,448
Consumer Discretionary — 39.1%
Amazon.com *	1,239	3,832,140
AutoNation *	8,253	619,140
Bed Bath & Beyond *	43,894	1,178,993
Booking Holdings *	1,828	4,256,517
Bright Horizons Family Solutions *	5,106	815,224
Capri Holdings *	18,144	846,780
CarMax *	14,299	1,708,873
Carter’s *	3,812	318,188
Carvana, Cl A *	5,598	1,587,033
Chegg *	10,863	1,048,605
Children’s Place Retail Stores *	11,026	763,551

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Millennial Consumer ETF†

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Chipotle Mexican Grill, Cl A *	2,440	$3,518,480
Columbia Sportswear	5,905	608,628
Designer Brands, Cl A *	47,658	595,248
Dick’s Sporting Goods	9,839	702,209
eBay	76,162	4,297,061
Etsy *	10,338	2,277,151
Expedia Group *	11,788	1,897,868
GoPro, Cl A *	91,654	689,238
Graham Holdings, Cl B	704	422,984
Groupon, Cl A *	13,907	603,564
Grubhub *	8,035	514,802
Home Depot	12,897	3,331,811
L Brands *	24,191	1,322,280
Laureate Education, Cl A *	25,246	347,133
Lowe’s	26,644	4,256,380
Lululemon Athletica *	10,897	3,396,377
NIKE, Cl B	29,469	3,971,832
Peloton Interactive, Cl A *	9,118	1,098,445
Planet Fitness, Cl A *	6,997	602,372
Skechers USA, Cl A *	11,757	430,306
Starbucks	35,130	3,795,094
Strategic Education	1,948	177,112
Stride *	10,772	259,067
Under Armour, Cl A *	25,666	561,829
VF	34,653	2,742,092
Wayfair, Cl A *	5,900	1,704,982
WW International *	13,264	391,155
		61,490,544
Consumer Staples — 1.9%
Costco Wholesale	8,216	2,719,496
Sprouts Farmers Market *	13,243	279,560
		2,999,056

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Millennial Consumer ETF†

	Shares	Value
COMMON STOCK — continued
Financials — 1.3%
Blucora *	19,483	$315,625
LendingClub *	31,122	335,184
LendingTree *	1,344	361,361
Nelnet, Cl A	5,517	400,534
SLM	36,941	583,298
		1,996,002
Industrials — 4.6%
Avis Budget Group *	17,354	964,015
Lyft, Cl A *	26,115	1,454,606
Uber Technologies *	93,307	4,828,636
		7,247,257
Information Technology — 16.4%
2U *	11,519	456,498
Apple	37,817	4,585,689
Fiserv *	25,546	2,947,242
Intuit	10,214	3,984,890
PayPal Holdings *	23,929	6,217,951
Pluralsight, Cl A *	21,737	447,565
Square, Cl A *	31,144	7,164,054
		25,803,889
Real Estate — 5.7%
American Campus Communities ‡	12,051	493,609
AvalonBay Communities ‡	12,353	2,171,040
Camden Property Trust ‡	8,741	910,375
Centerspace ‡	4,689	321,806
Equity Residential ‡	32,647	2,135,440
Independence Realty Trust ‡	29,448	413,450
Invitation Homes ‡	47,544	1,385,432
UDR ‡	26,100	1,074,537
		8,905,689

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Millennial Consumer ETF†

Value
COMMON STOCK — continued
TOTAL UNITED STATES	$157,014,885
TOTAL COMMON STOCK
(Cost $114,462,595)	157,014,885
TOTAL INVESTMENTS — 99.9%
(Cost $114,462,595)	$157,014,885

Percentages are based on Net Assets of $157,205,902.

†	Effective April 1, 2021, the name of the Fund changed from Global X Millennials Thematic ETF to Global X Millenial Consumer ETF.
*	Non-income producing security.
‡	Real Estate Investment Trust
Cl — Class

As of February 28, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2021, there have been no transfers in or ou of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Education ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 5.2%
Consumer Discretionary — 5.2%
G8 Education *	82,716	$68,841
IDP Education	27,324	576,663
TOTAL AUSTRALIA		645,504
BRAZIL— 2.2%
Consumer Discretionary — 2.2%
Arco Platform, Cl A *	2,975	105,761
YDUQS Participacoes	30,100	162,678
TOTAL BRAZIL		268,439
CHINA— 32.5%
Consumer Discretionary — 32.5%
China East Education Holdings	216,200	486,616
GSX Techedu ADR *	6,850	704,523
Koolearn Technology Holding *	92,600	259,034
New Oriental Education & Technology Group ADR *	6,170	1,095,915
Puxin ADR *	8,608	61,031
RISE Education Cayman ADR *	5,553	32,985
Scholar Education Group	54,400	76,859
TAL Education Group ADR *	15,988	1,239,710
Youdao ADR *	2,232	71,446
TOTAL CHINA		4,028,119
JAPAN— 5.0%
Communication Services — 1.0%
Gakken Holdings	4,047	60,208
V-Cube	2,722	66,504
		126,712
Consumer Discretionary — 2.8%
Benesse Holdings	10,050	202,717
Media Do	1,442	74,983
RareJob *	910	17,049

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Education ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Riso Kyoiku	15,465	$46,305
		341,054
Industrials — 0.7%
Insource	4,180	86,001
Information Technology — 0.5%
Edulab *	964	63,157
TOTAL JAPAN		616,924
NORWAY— 4.4%
Communication Services — 4.4%
Kahoot! *	43,925	544,727
SOUTH KOREA— 0.5%
Consumer Discretionary — 0.5%
MegaStudyEdu	1,180	55,980
UNITED KINGDOM— 5.9%
Communication Services — 5.9%
Pearson	70,043	735,429
UNITED STATES— 44.2%
Communication Services — 5.6%
Bandwidth, Cl A *	2,302	364,545
John Wiley & Sons, Cl A	4,593	241,959
Scholastic	3,221	92,765
		699,269
Consumer Discretionary — 17.1%
Bright Horizons Family Solutions *	5,417	864,878
Chegg *	11,153	1,076,599
Houghton Mifflin Harcourt *	12,370	75,457
Stride *	4,092	98,413
		2,115,347
Information Technology — 21.5%
2U *	7,008	277,727
8x8 *	11,584	396,289
Brightcove *	4,411	96,071

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Education ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Information Technology — continued
Pluralsight, Cl A *	11,003	$226,552
RingCentral, Cl A *	1,686	637,578
Slack Technologies, Cl A *	16,699	683,490
Zoom Video Communications, Cl A *	919	343,347
		2,661,054
TOTAL UNITED STATES		5,475,670
TOTAL COMMON STOCK
(Cost $11,189,313)		12,370,792

U.S. TREASURY OBLIGATION — 8.1%
United States Treasury Bill
0.010%, 03/16/21(A)
(Cost $999,996)	$1,000,000	999,986
TOTAL INVESTMENTS — 108.0%
(Cost $12,189,309)		$13,370,778

Percentages are based on Net Assets of $12,375,630.

*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of February 28, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$12,370,792	$—	$—	$12,370,792
U.S. Treasury Obligation	—	999,986	—	999,986
Total Investments in Securities	$12,370,792	$999,986	$—	$13,370,778

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Education ETF

For the period ended February 28, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Cannabis ETF

	Shares	Value
COMMON STOCK — 100.2%
AUSTRALIA— 4.1%
Health Care — 4.1%
Cann Group * (A)	8,112,382	$3,956,769
Creso Pharma *	26,600,266	4,324,711
TOTAL AUSTRALIA		8,281,480
CANADA— 76.0%
Consumer Discretionary — 3.5%
Fire & Flower Holdings * (A)	4,383,977	4,501,714
Namaste Technologies * (A)	10,176,452	2,612,438
		7,114,152
Financials — 5.2%
RIV Capital *	4,427,828	10,597,408
Health Care — 67.3%
Aleafia Health * (A)	9,409,818	5,054,247
Aphria *	1,079,215	19,376,428
Aurora Cannabis * (A)	1,177,351	12,385,733
Auxly Cannabis Group * (A)	19,629,795	5,271,825
Canopy Growth *	327,500	10,839,060
Cronos Group *	1,270,639	13,348,735
Green Organic Dutchman Holdings * (A)	15,530,202	4,416,171
HEXO * (A)	1,158,970	8,101,806
MediPharm Labs * (A)	4,175,518	2,143,828
Organigram Holdings * (A)	4,031,033	12,545,237
PharmaCielo * (A)	2,574,534	4,921,305
Sundial Growers *	9,059,581	12,049,243
Supreme Cannabis * (A)	16,128,068	3,630,726
Tilray, Cl 2 * (A)	725,719	17,678,515
Valens * (A)	3,495,017	4,775,971
		136,538,830
TOTAL CANADA		154,250,390

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Cannabis ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM— 9.1%
Health Care — 9.1%
GW Pharmaceuticals ADR *	86,136	$18,454,638
UNITED STATES— 11.0%
Health Care — 11.0%
cbdMD * (A)	1,007,845	3,769,340
Charlottes Web Holdings * (A)	1,837,307	8,678,591
Corbus Pharmaceuticals Holdings * (A)	2,644,501	5,765,012
Zynerba Pharmaceuticals *	920,002	4,135,409
TOTAL UNITED STATES		22,348,352
TOTAL COMMON STOCK
(Cost $227,132,423)		203,334,860

SHORT-TERM INVESTMENT(B)(C) — 21.9%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $44,367,342)	44,367,342	44,367,342
TOTAL INVESTMENTS — 122.1%
(Cost $271,499,765)		$247,702,202

Percentages are based on Net Assets of $202,829,049.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $41,963,964.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2021, was $44,367,342.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2021.

ADR — American Depositary Receipt
Cl — Class

As of February 28, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2021, there have been no transfers in or out of Level 3.

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Cannabis ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 1.9%
Health Care — 1.9%
Genscript Biotech *	2,148,518	$3,705,798
FRANCE— 1.0%
Health Care — 1.0%
Cellectis ADR * (A)	86,485	1,859,427
JAPAN— 1.3%
Health Care — 1.3%
Takara Bio	94,980	2,582,664
NETHERLANDS— 1.4%
Health Care — 1.4%
uniQure *	72,930	2,676,531
SWITZERLAND— 4.1%
Health Care — 4.1%
CRISPR Therapeutics *	64,385	8,092,551
UNITED STATES— 90.3%
Health Care — 90.3%
Adverum Biotechnologies *	175,806	2,255,591
Agilent Technologies	59,934	7,316,143
Allogene Therapeutics *	138,942	4,822,677
Alnylam Pharmaceuticals *	48,775	7,223,577
Arrowhead Pharmaceuticals *	102,600	8,173,116
BioMarin Pharmaceutical *	81,955	6,345,776
Bluebird Bio *	116,520	3,623,772
Blueprint Medicines *	58,486	5,744,495
CareDx *	97,200	7,686,576
Dicerna Pharmaceuticals *	133,206	3,593,898
Editas Medicine, Cl A *	125,967	5,524,913
Gilead Sciences	52,076	3,197,466
Homology Medicines *	60,408	648,782
Illumina *	19,665	8,640,998
Intellia Therapeutics *	100,994	6,106,097

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Invitae *	137,784	$5,529,272
Luminex	88,748	2,886,085
Myriad Genetics *	148,882	4,539,412
NanoString Technologies *	87,871	6,132,517
Natera *	91,495	10,621,654
Pacific Biosciences of California *	333,208	10,186,168
Precision BioSciences *	86,210	1,031,072
PTC Therapeutics *	116,188	6,634,335
QIAGEN *	125,493	6,274,650
REGENXBIO *	69,611	2,847,786
Rocket Pharmaceuticals *	104,686	5,818,448
Sangamo Therapeutics *	238,894	2,744,892
Sarepta Therapeutics *	43,410	3,779,275
Sorrento Therapeutics * (A)	464,170	4,488,524
Ultragenyx Pharmaceutical *	64,179	9,083,896
Veracyte *	114,451	6,645,025
Vertex Pharmaceuticals *	14,658	3,115,558
Voyager Therapeutics *	49,778	282,241
WaVe Life Sciences *	81,480	766,727
ZIOPHARM Oncology *	411,391	2,192,714
TOTAL UNITED STATES		176,504,128
TOTAL COMMON STOCK
(Cost $181,950,276)		195,421,099
SHORT-TERM INVESTMENT(B)(C) — 2.5%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $4,997,077)	4,997,077	4,997,077
TOTAL INVESTMENTS — 102.5%
(Cost $186,947,353)		$200,418,176

Percentages are based on Net Assets of $195,445,693.

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Genomics & Biotechnology ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $3,481,214.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2021, was $4,997,077.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2021.

ADR — American Depositary Receipt
Cl — Class

As of February 28, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2021 (Unaudited)

Global X China Biotech Innovation ETF

	Shares	Value
COMMON STOCK — 99.7%
CHINA— 95.2%
Consumer Staples — 3.9%
Fu Jian Anjoy Foods, Cl A	5,100	$174,782
Fujian Aonong Biological Technology Group, Cl A	11,320	25,680
		200,462
Health Care — 91.3%
3SBio *	72,900	72,549
Anhui Anke Biotechnology Group, Cl A	68,900	155,560
Ascentage Pharma Group International *	5,500	24,213
BeiGene ADR *	1,242	397,440
Beijing SL Pharmaceutical, Cl A	27,600	39,442
Beijing Tiantan Biological Products, Cl A	22,257	120,527
Berry Genomics, Cl A *	7,855	46,804
BGI Genomics, Cl A *	10,238	218,037
Changchun High & New Technology Industry Group, Cl A	6,600	428,725
China Biologic Products Holdings *	1,000	119,540
Da An Gene of Sun Yat-Sen University, Cl A	25,700	134,690
Genscript Biotech *	52,550	90,639
Getein Biotech, Cl A	4,900	23,593
Hualan Biological Engineering, Cl A	26,900	177,594
Jinyu Bio-Technology, Cl A	47,900	154,052
Joinn Laboratories China, Cl A	3,900	82,835
PharmaBlock Sciences Nanjing, Cl A	7,255	190,504
Shanghai Haohai Biological Technology, Cl H	2,300	17,167
Shanghai RAAS Blood Products, Cl A	80,400	94,795
Shenzhen Kangtai Biological Products, Cl A	14,471	341,796
Shenzhen Neptunus Bioengineering, Cl A *	71,900	35,951
Shenzhen Weiguang Biological Products, Cl A	1,900	14,599
Sichuan Kelun Pharmaceutical, Cl A	40,900	136,968
Viva Biotech Holdings	41,000	35,464
Walvax Biotechnology, Cl A	51,500	364,085

Schedule of Investments	February 28, 2021 (Unaudited)

Global X China Biotech Innovation ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Health Care — continued
Wuxi Biologics Cayman *	38,600	$477,938
Zai Lab ADR *	2,474	364,964
Zhejiang Wolwo Bio-Pharmaceutical, Cl A	23,400	271,381
		4,631,852
TOTAL CHINA		4,832,314

HONG KONG— 4.5%
Health Care — 4.5%
Sino Biopharmaceutical	203,100	225,947
TOTAL COMMON STOCK
(Cost $5,011,552)		5,058,261

U.S. TREASURY OBLIGATION — 9.9%
United States Treasury Bill
0.010%, 03/16/21(A)
(Cost $499,998)	$500,000	499,993
TOTAL INVESTMENTS — 109.6%
(Cost $5,511,550)		$5,558,254

Percentages are based on Net Assets of $5,071,143.

*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ADR — American Depository Receipt
Cl — Class

Schedule of Investments	February 28, 2021 (Unaudited)

Global X China Biotech Innovation ETF

The following is a summary of the level of inputs used as of February 28, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,058,261	$—	$—	$5,058,261
U.S. Treasury Obligation	—	499,993	—	499,993
Total Investments in Securities	$5,058,261	$499,993	$—	$5,558,254

For the period ended February 28, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Telemedicine & Digital Health ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 1.1%
Health Care — 1.1%
Pro Medicus	263,305	$9,040,751
CHINA— 7.9%
Health Care — 7.9%
Alibaba Health Information Technology *	9,809,900	32,879,450
Ping An Healthcare and Technology *	2,067,800	29,881,387
TOTAL CHINA		62,760,837
GERMANY— 1.8%
Health Care — 1.8%
CompuGroup Medical & KgaA	162,286	14,005,456
JAPAN— 3.9%
Health Care — 3.9%
M3	396,707	31,370,907
NETHERLANDS— 2.5%
Consumer Discretionary — 2.5%
Shop Apotheke Europe *	83,090	20,322,184
UNITED STATES— 82.6%
Financials — 1.1%
eHealth *	148,373	8,816,324
Health Care — 76.8%
1Life Healthcare *	392,629	18,653,804
Agilent Technologies	265,211	32,374,307
Allscripts Healthcare Solutions *	968,486	14,943,739
Cerner	381,626	26,385,622
Change Healthcare *	1,393,732	31,874,651
Codexis *	339,643	7,509,507
Computer Programs and Systems *	81,950	2,577,327
DexCom *	77,229	30,720,152
Evolent Health, Cl A *	513,886	10,354,803
Guardant Health *	244,033	35,916,777

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Telemedicine & Digital Health ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Illumina *	87,063	$38,256,353
Inovalon Holdings, Cl A *	449,533	11,040,530
Insulet *	118,024	30,580,018
Invitae *	609,661	24,465,696
iRhythm Technologies *	121,341	19,523,767
Laboratory Corp of America Holdings *	132,137	31,700,987
NeoGenomics *	645,980	32,925,600
NextGen Healthcare *	329,864	6,168,457
Omnicell *	256,548	32,555,941
Ontrak * (A)	44,187	2,604,382
OptimizeRx *	100,453	5,342,091
Personalis *	134,893	4,158,751
Phreesia *	189,952	11,634,560
Premier, Cl A	737,385	24,938,361
R1 RCM *	695,238	19,216,378
SmileDirectClub, Cl A *	453,422	5,259,695
Tabula Rasa HealthCare * (A)	127,092	5,153,581
Tandem Diabetes Care *	239,983	23,035,968
Teladoc Health *	118,794	26,264,165
Veeva Systems, Cl A *	93,841	26,285,803
Veracyte *	333,390	19,356,624
		611,778,397
Information Technology — 4.7%
Nuance Communications *	836,142	37,291,933
TOTAL UNITED STATES		657,886,654
TOTAL COMMON STOCK
(Cost $703,332,088)		795,386,789

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Telemedicine & Digital Health ETF

	Shares	Value
SHORT-TERM INVESTMENT(B)(C) — 0.6%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $4,684,854)	4,684,854	$4,684,854
TOTAL INVESTMENTS — 100.4%
(Cost $708,016,942)		$800,071,643

Percentages are based on Net Assets of $796,550,324.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $3,562,634.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2021, was $4,684,854.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2021.

Cl — Class

As of February 28, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Aging Population ETF†

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA— 0.7%
Health Care — 0.7%
Cochlear	1,835	$300,340
BELGIUM— 1.4%
Health Care — 1.4%
UCB	5,580	558,366
CANADA— 0.3%
Health Care — 0.3%
Chartwell Retirement Residences	13,649	118,054
CHINA— 4.5%
Health Care — 4.5%
BeiGene ADR *	2,214	708,480
Hansoh Pharmaceutical Group *	165,900	844,754
Luye Pharma Group	185,847	125,537
Venus MedTech Hangzhou, Cl H *	14,000	123,986
TOTAL CHINA		1,802,757
DENMARK— 6.5%
Health Care — 6.5%
Demant *	7,013	290,651
Genmab *	1,867	630,841
GN Store Nord	4,065	343,713
H Lundbeck	5,731	219,558
Novo Nordisk, Cl B	15,635	1,117,706
TOTAL DENMARK		2,602,469
FRANCE— 2.0%
Health Care — 2.0%
BioMerieux	3,397	433,768
Korian	3,665	128,119
Orpea *	1,853	223,747
TOTAL FRANCE		785,634

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Aging Population ETF†

	Shares	Value
COMMON STOCK — continued
GERMANY— 1.5%
Health Care — 1.5%
Fresenius Medical Care & KGaA	8,723	$607,326
IRELAND— 0.3%
Health Care — 0.3%
Amarin ADR *	15,856	106,869
ITALY— 0.6%
Health Care — 0.6%
Amplifon	6,458	258,677
JAPAN— 5.6%
Health Care — 5.6%
Chugai Pharmaceutical	22,018	984,341
H.U. Group Holdings	4,402	136,142
Kissei Pharmaceutical	3,873	77,140
Mochida Pharmaceutical	2,370	88,091
Nipro	8,675	107,725
Terumo	21,776	807,556
Toho Holdings	4,313	74,528
TOTAL JAPAN		2,275,523
NEW ZEALAND— 0.4%
Health Care — 0.4%
Ryman Healthcare	14,351	152,867
SOUTH KOREA— 2.7%
Health Care — 2.7%
Celltrion *	3,949	1,045,627
Helixmith *	2,370	50,838
TOTAL SOUTH KOREA		1,096,465
SPAIN— 0.5%
Health Care — 0.5%
Pharma Mar	1,633	217,242

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Aging Population ETF†

	Shares	Value
COMMON STOCK — continued
SWEDEN— 0.7%
Health Care — 0.7%
Attendo *	23,781	$130,964
Elekta, Cl B	10,491	142,189
TOTAL SWEDEN		273,153
SWITZERLAND— 5.4%
Health Care — 5.4%
Alcon	14,035	969,567
Medacta Group *	1,522	174,173
Sonova Holding *	1,859	478,046
Straumann Holding	451	547,497
TOTAL SWITZERLAND		2,169,283
UNITED KINGDOM— 1.2%
Health Care — 1.2%
Smith & Nephew	24,903	482,386
UNITED STATES— 65.4%
Health Care — 60.2%
AbbVie	11,764	1,267,454
ABIOMED *	1,295	420,292
ACADIA Pharmaceuticals *	4,444	217,623
Aerie Pharmaceuticals *	6,879	126,505
Agios Pharmaceuticals *	2,255	106,977
Align Technology *	2,261	1,282,235
Alkermes *	5,817	110,756
Amedisys *	927	235,124
Amgen	4,248	955,460
Becton Dickinson	3,726	898,525
Biogen Idec *	2,912	794,627
Bluebird Bio *	2,142	66,616
Blueprint Medicines *	1,499	147,232
Boston Scientific *	26,300	1,019,914

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Aging Population ETF†

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Bristol-Myers Squibb	15,863	$972,878
Brookdale Senior Living *	28,960	168,547
DaVita *	3,593	366,953
DENTSPLY SIRONA	6,343	336,623
DexCom *	2,617	1,040,990
Edwards Lifesciences *	13,381	1,111,961
Ensign Group	2,483	203,656
Envista Holdings *	5,614	216,364
Epizyme *	5,471	52,467
Exact Sciences *	4,302	585,588
Exelixis *	8,752	189,568
FibroGen *	2,548	127,476
Glaukos *	2,828	267,416
Halozyme Therapeutics *	5,208	235,662
Incyte *	6,220	489,265
Inogen *	1,792	94,062
Insulet *	1,784	462,234
Integer Holdings *	1,445	127,435
Integra LifeSciences Holdings *	2,422	165,519
Ionis Pharmaceuticals *	3,995	209,338
LHC Group *	902	163,902
LivaNova *	1,913	148,334
Medtronic	9,304	1,088,289
Merit Medical Systems *	2,754	153,453
Myriad Genetics *	6,457	196,874
National HealthCare	1,182	82,208
Natus Medical *	3,761	97,448
Neurocrine Biosciences *	2,637	288,778
Novocure *	2,906	433,285
NuVasive *	1,705	102,863
Pennant Group *	5,320	280,790

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Aging Population ETF†

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Quest Diagnostics	3,830	$442,710
Radius Health *	7,315	136,132
Regeneron Pharmaceuticals *	1,805	813,279
Sage Therapeutics *	3,068	260,780
Seagen *	4,993	754,492
Silk Road Medical *	2,570	140,759
Stryker	5,235	1,270,482
Tactile Systems Technology *	2,022	102,758
Varian Medical Systems *	2,604	456,403
Vertex Pharmaceuticals *	3,698	786,010
Zimmer Biomet Holdings	5,930	966,946
		24,240,317
Real Estate — 5.2%
Diversified Healthcare Trust ‡	30,570	137,565
LTC Properties ‡	2,742	112,175
National Health Investors ‡	1,727	117,902
Omega Healthcare Investors ‡	6,408	237,993
Sabra Health Care ‡	7,396	127,359
Ventas ‡	10,700	566,030
Welltower ‡	11,785	800,202
		2,099,226
TOTAL UNITED STATES		26,339,543
TOTAL COMMON STOCK
(Cost $36,726,061)		40,146,954
TOTAL INVESTMENTS — 99.7%
(Cost $36,726,061)		$40,146,954

Percentages are based on Net Assets of $40,269,049.

†	Effective April 1, 2021, the name of the Fund changed from Global X Longevity Thematic ETF to Global X Aging Population ETF.
*	Non-income producing security.

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Aging Population ETF†

‡	Real Estate Investment Trust

ADR — American Depositary Receipt
Cl — Class

As of February 28, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Health & Wellness ETF†

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 0.5%
Consumer Staples — 0.5%
Blackmores	1,944	$121,908
CANADA— 2.8%
Consumer Discretionary — 2.8%
Gildan Activewear *	22,556	688,974
CHINA— 10.9%
Consumer Discretionary — 10.9%
ANTA Sports Products	66,636	1,022,217
Li Ning	161,557	908,027
Topsports International Holdings	411,600	604,877
Xtep International Holdings	280,200	133,646
TOTAL CHINA		2,668,767
FRANCE— 2.1%
Consumer Staples — 2.1%
Danone	7,453	510,763
GERMANY— 6.3%
Consumer Discretionary — 6.3%
adidas	1,981	694,670
Puma	7,869	840,330
TOTAL GERMANY		1,535,000
HONG KONG— 1.6%
Consumer Discretionary — 1.6%
Yue Yuen Industrial Holdings	181,079	386,091
IRELAND— 1.8%
Consumer Staples — 1.8%
Glanbia	33,654	439,129
ITALY— 1.0%
Consumer Discretionary — 1.0%
Technogym *	22,459	246,164

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Health & Wellness ETF†

	Shares	Value
COMMON STOCK — continued
JAPAN— 12.3%
Consumer Discretionary — 8.7%
ABC-Mart	9,317	$529,951
Asics	21,557	353,078
Descente *	8,610	144,820
Goldwin	5,400	371,016
Shimano	3,246	725,430
		2,124,295
Consumer Staples — 2.5%
Ariake Japan	3,715	230,488
Yakult Honsha	7,676	379,693
		610,181
Health Care — 1.1%
Tsumura	8,663	271,990
TOTAL JAPAN		3,006,466
NETHERLANDS— 1.1%
Consumer Discretionary — 1.1%
Basic-Fit *	6,224	266,303
SOUTH KOREA— 1.8%
Consumer Discretionary — 1.8%
Fila Holdings	6,904	245,803
Youngone *	5,047	188,673
TOTAL SOUTH KOREA		434,476
TAIWAN— 8.1%
Consumer Discretionary — 8.1%
Feng TAY Enterprise	100,162	668,885
Fulgent Sun International Holding	21,086	85,548
Giant Manufacturing	42,126	425,003
Johnson Health Tech	34,200	110,142
Merida Industry	33,588	343,688
Pou Chen	333,186	361,268

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Health & Wellness ETF†

	Shares	Value
COMMON STOCK — continued
TOTAL TAIWAN		$1,994,534
UNITED KINGDOM— 4.9%
Consumer Discretionary — 4.9%
Frasers Group *	58,747	385,372
JD Sports Fashion *	71,549	830,666
TOTAL UNITED KINGDOM		1,216,038
UNITED STATES— 44.7%
Consumer Discretionary — 26.8%
Columbia Sportswear	6,391	658,720
Dick’s Sporting Goods	7,072	504,729
Foot Locker	11,824	568,616
Lululemon Athletica *	2,371	738,993
NIKE, Cl B	5,448	734,281
Peloton Interactive, Cl A *	4,950	596,328
Planet Fitness, Cl A *	8,927	768,525
Skechers USA, Cl A *	15,183	555,698
Under Armour, Cl A *	21,398	468,402
VF	7,965	630,270
WW International *	7,544	222,473
Zumiez *	2,873	129,515
		6,576,550
Consumer Staples — 13.0%
BellRing Brands, Cl A *	4,399	99,945
Calavo Growers	1,969	148,167
Cal-Maine Foods *	4,912	187,147
Hain Celestial Group *	11,850	499,833
Herbalife Nutrition *	15,212	684,235
Medifast	1,338	338,501
Nu Skin Enterprises, Cl A	6,311	322,997
Sanderson Farms	2,528	385,520
Sprouts Farmers Market *	13,165	277,913

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Health & Wellness ETF†

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
USANA Health Sciences *	2,409	$233,818
		3,178,076
Health Care — 3.9%
DexCom *	1,802	716,799
Prestige Consumer Healthcare *	5,626	234,660
		951,459
Industrials — 1.0%
Healthcare Services Group	8,328	236,932
TOTAL UNITED STATES		10,943,017
TOTAL COMMON STOCK
(Cost $21,570,028)		24,457,630
TOTAL INVESTMENTS — 99.9%
(Cost $21,570,028)		$24,457,630

Percentages are based on Net Assets of $24,491,970.

†	Effective April 1, 2021, the name of the Fund changed from Global X Health & Wellness Thematic ETF to Global X Health & Wellness ETF.
*	Non-income producing security.

Cl — Class

As of February 28, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2021 (Unaudited)

Global X CleanTech ETF

	Shares	Value
COMMON STOCK — 100.0%
CANADA— 5.4%
Industrials — 3.8%
Ballard Power Systems *	252,566	$7,026,386
Information Technology — 1.6%
Canadian Solar *	61,829	2,901,635
TOTAL CANADA		9,928,021
CHINA— 18.8%
Industrials — 2.9%
China Everbright Environment Group	6,391,600	3,658,299
Xinjiang Goldwind Science & Technology, Cl H	800,400	1,712,781
		5,371,080
Information Technology — 15.9%
Daqo New Energy ADR *	72,246	7,531,646
Flat Glass Group, Cl H	471,000	1,760,782
GCL-Poly Energy Holdings *	21,876,000	8,037,100
JinkoSolar Holding ADR *	45,961	2,359,638
Xinyi Solar Holdings	4,671,400	9,815,700
		29,504,866
TOTAL CHINA		34,875,946
DENMARK— 4.1%
Industrials — 4.1%
Vestas Wind Systems	40,400	7,613,434
FRANCE— 0.3%
Industrials — 0.3%
McPhy Energy *	18,055	609,241
GERMANY— 5.3%
Industrials — 4.1%
Nordex *	111,313	2,999,476
Varta *	33,138	4,589,428
		7,588,904

Schedule of Investments	February 28, 2021 (Unaudited)

Global X CleanTech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 1.2%
SMA Solar Technology *	36,121	$2,334,672
TOTAL GERMANY		9,923,576
NORWAY— 2.3%
Industrials — 2.3%
NEL, Cl A *	1,453,951	4,257,855
SOUTH KOREA— 11.7%
Industrials — 3.3%
CS Wind	43,452	2,800,111
Doosan Fuel Cell *	64,525	2,871,607
Unison *	118,849	416,262
		6,087,980
Information Technology — 5.2%
Samsung SDI	16,018	9,609,375
Materials — 3.2%
Hanwha Solutions *	147,693	5,922,180
TOTAL SOUTH KOREA		21,619,535
SPAIN— 4.7%
Industrials — 4.7%
Siemens Gamesa Renewable Energy	235,996	8,822,708
SWEDEN— 1.0%
Industrials — 1.0%
PowerCell Sweden *	54,165	1,890,594
SWITZERLAND— 1.8%
Information Technology — 1.8%
Landis+Gyr Group	30,469	2,123,709
Meyer Burger Technology *	2,619,226	1,283,429
TOTAL SWITZERLAND		3,407,138
TAIWAN— 2.2%
Information Technology — 2.2%
Simplo Technology	196,250	2,638,744
United Renewable Energy *	2,775,800	1,410,199

Schedule of Investments	February 28, 2021 (Unaudited)

Global X CleanTech ETF

	Shares	Value
COMMON STOCK — continued
TOTAL TAIWAN		$4,048,943
UNITED KINGDOM— 6.9%
Industrials — 3.6%
Ceres Power Holdings *	178,580	3,115,900
ITM Power *	501,615	3,597,692
		6,713,592
Materials — 3.3%
Johnson Matthey	146,214	6,245,055
TOTAL UNITED KINGDOM		12,958,647
UNITED STATES— 35.5%
Industrials — 14.8%
Ameresco, Cl A *	30,940	1,767,293
Bloom Energy, Cl A *	107,410	3,064,407
FuelCell Energy *	249,214	4,221,685
Plug Power *	346,415	16,759,557
TPI Composites *	36,789	1,753,364
		27,566,306
Information Technology — 20.7%
Enphase Energy *	91,715	16,147,343
First Solar *	75,900	6,149,418
SolarEdge Technologies *	33,583	10,018,145
SunPower, Cl A *	175,937	6,117,329
		38,432,235
TOTAL UNITED STATES		65,998,541
TOTAL COMMON STOCK
(Cost $190,136,568)		185,954,179
TOTAL INVESTMENTS — 100.0%
(Cost $190,136,568)		$185,954,179

Percentages are based on Net Assets of $185,990,128.

Schedule of Investments	February 28, 2021 (Unaudited)

Global X CleanTech ETF

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of February 28, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2021 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — 99.9%
Consumer Discretionary — 0.8%
TopBuild *	64,145	$12,213,850
Industrials — 73.0%
Acuity Brands	70,062	8,638,645
Advanced Drainage Systems	136,982	15,070,760
AECOM *	287,538	16,645,575
Aegion, Cl A *	210,494	5,441,270
Altra Industrial Motion	125,729	7,282,224
Arcosa	93,753	5,318,608
Argan	99,094	4,956,682
Astec Industries	66,419	4,511,178
Atkore *	92,315	6,245,110
Builders FirstSource *	399,092	17,266,715
Carlisle	103,791	15,075,643
Columbus McKinnon	102,269	5,148,221
Construction Partners, Cl A *	135,955	3,934,538
Crane	112,910	9,468,633
CSW Industrials	35,452	4,451,708
CSX	479,965	43,940,796
Deere	143,897	50,237,321
Dycom Industries *	61,998	4,747,807
Eaton	351,483	45,759,572
EMCOR Group	106,898	10,408,658
Emerson Electric	525,544	45,144,230
Exponent	100,414	9,686,939
Fastenal	913,051	42,338,175
Fortive	627,540	41,304,683
Gibraltar Industries *	63,683	5,562,710
Gorman-Rupp	133,565	4,272,744
Graco	326,123	22,616,630
Granite Construction	132,415	4,552,428
Greenbrier	121,834	5,732,290

Schedule of Investments	February 28, 2021 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
H&E Equipment Services	140,622	$4,349,438
Herc Holdings *	62,359	5,472,626
Howmet Aerospace *	843,798	23,719,162
Hubbell, Cl B	105,630	18,750,381
IDEX	147,361	28,760,446
Insteel Industries	156,584	4,835,314
Jacobs Engineering Group	253,085	29,125,022
Kansas City Southern	180,816	38,394,469
Lincoln Electric Holdings	115,641	13,658,358
Manitowoc *	289,390	4,714,163
MasTec *	143,575	12,455,131
Matrix Service *	332,828	4,516,476
MRC Global *	603,760	5,276,862
Mueller Industries	115,756	4,704,324
Mueller Water Products, Cl A	358,442	4,620,317
MYR Group *	68,896	4,061,419
Norfolk Southern	180,495	45,495,570
Northwest Pipe *	135,429	4,608,649
NOW *	542,161	5,763,171
Parker-Hannifin	158,712	45,543,995
Pentair	323,668	18,102,751
Powell Industries	145,231	4,521,041
Primoris Services	144,181	4,825,738
Quanta Services	270,299	22,664,571
RBC Bearings *	48,833	9,720,697
Rexnord	233,941	10,515,648
Rockwell Automation	165,488	40,259,921
SPX *	86,983	4,835,385
Sterling Construction *	186,628	4,251,386
Team *	397,095	4,403,783
Terex	134,001	5,518,161
Tetra Tech	104,621	14,476,408

Schedule of Investments	February 28, 2021 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Titan Machinery *	196,930	$4,824,785
Trane Technologies	284,694	43,626,509
Trinity Industries	221,849	7,121,353
Tutor Perini *	268,228	3,942,952
Union Pacific	211,639	43,589,168
United Rentals *	139,397	41,453,880
Valmont Industries	41,253	9,757,572
Wabash National	260,871	4,325,241
WESCO International *	97,166	7,800,486
Willdan Group *	87,790	3,850,469
Woodward	122,141	13,950,945
		1,102,924,636
Information Technology — 3.1%
Badger Meter	57,126	6,203,312
Calix *	127,184	5,025,040
Trimble *	483,251	35,828,229
		47,056,581
Materials — 19.5%
Alcoa *	361,268	8,869,129
Allegheny Technologies *	246,065	4,837,638
Arconic *	211,900	4,644,848
Century Aluminum *	382,228	5,247,990
Cleveland-Cliffs *	776,622	10,360,137
Commercial Metals	232,970	5,859,195
Eagle Materials *	81,231	10,184,743
Forterra *	212,399	4,942,525
Haynes International	184,767	5,160,542
Louisiana-Pacific	212,401	10,112,412
Martin Marietta Materials	120,230	40,501,880
Minerals Technologies	67,356	4,797,768
Nucor	587,730	35,158,009

Schedule of Investments	February 28, 2021 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Materials — continued
Reliance Steel & Aluminum	124,140	$16,411,308
RPM International	253,236	20,167,715
Ryerson Holding *	323,124	4,113,368
Steel Dynamics	409,327	17,019,817
Summit Materials, Cl A *	221,386	6,134,606
United States Steel	428,298	7,114,030
US Concrete *	92,012	4,734,938
Vulcan Materials	276,787	46,220,661
Westlake Chemical	248,447	21,264,579
		293,857,838
Utilities — 3.5%
MDU Resources Group	389,898	10,956,134
Sempra Energy	359,471	41,691,446
		52,647,580
TOTAL COMMON STOCK
(Cost $1,323,987,827)		1,508,700,485

CORPORATE OBLIGATION — 0.0%
Mueller Industries
6.000%, 03/01/27
(Cost $1,000)	$1,000	1,023

TOTAL INVESTMENTS — 99.9%
(Cost $1,323,988,827)		$1,508,701,508

Percentages are based on Net Assets of $1,510,344,131.

Schedule of Investments	February 28, 2021 (Unaudited)

Global X U.S. Infrastructure Development ETF

*	Non-income producing security.

Cl — Class

The following is a summary of the level of inputs used as of February 28, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,508,700,485	$—	$—	$1,508,700,485
Corporate Obligation	—	1,023	—	1,023
Total Investments in Securities	$1,508,700,485	$1,023	$—	$1,508,701,508

For the period ended February 28, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Thematic Growth ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 100.2%
Affiliated ETF — 100.2%
Global X Cannabis ETF (A)	497,135	$8,217,642
Global X Cloud Computing ETF * (A) (B)	597,869	16,166,378
Global X FinTech ETF * (A)	491,449	23,127,589
Global X Genomics & Biotechnology ETF * (A)	651,546	15,558,918
Global X Lithium & Battery Tech ETF (A)	142,977	8,687,283
Global X Robotics & Artificial Intelligence ETF * (A)	280,084	9,416,424
Global X Social Media ETF * (A)	132,854	9,501,718
TOTAL EXCHANGE TRADED FUNDS
(Cost $91,482,212)		90,675,952

SHORT-TERM INVESTMENT(C)(D) — 11.7%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $10,637,436)	10,637,436	10,637,436
TOTAL INVESTMENTS — 111.9%
(Cost $102,119,648)		$101,313,388

Percentages are based on Net Assets of $90,506,667.

*	Non-income producing security.
(A)	Affiliated investment.
(B)	This security or a partial position of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $10,288,720.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2021, was $10,637,436.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2021.

Cl — Class

ETF — Exchange Traded Fund

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Thematic Growth ETF

As of February 28, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2021, there have been no transfers in or out of Level 3.

The following is a summary of the transactions with affiliates for the period ended February 28, 2021:

Value At 11/30/20	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 02/28/21	Shares	Dividend Income
Global X FinTech ETF
$3,470,146	$20,467,372	$(898,686)	$(113,972)	$202,729	$23,127,589	491,449	$-
Global X Lithium & Battery Tech ETF
4,048,721	9,630,027	(4,677,575)	(1,834,886)	1,520,996	8,687,283	142,977	7,215
Global X Robotics & Artificial Intelligence ETF
3,483,367	7,046,148	(1,060,846)	(121,448)	69,203	9,416,424	280,084	-
Global X Social Media ETF
3,585,488	8,251,245	(3,262,690)	(67,940)	995,615	9,501,718	132,854	-
Global X Cannabis ETF
9,262,548	25,500,918	(27,695,206)	(2,058,106)	3,207,488	8,217,642	497,135	117,838
Global X Cloud Computing ETF
6,196,733	12,529,162	(2,168,093)	(372,748)	(18,676)	16,166,378	597,869	-
Global X Genomics & Biotechnology ETF
5,982,932	13,402,374	(3,664,825)	(1,149,706)	988,143	15,558,918	651,546	9,743
Totals:
$36,029,935	$96,827,246	$(43,427,921)	$(5,718,806)	$6,965,498	$90,675,952	2,793,914	$134,796

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-008-1000

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — 56.8%
Argentina — 1.4%
Argentine Republic Government International Bond
0.125%, 2.500%, 07/09/21, 07/09/41(A)	$500,000	$171,000
0.125%, 2.000%, 07/09/21, 01/09/38 (A)	1,000,000	370,500
0.125%, 1.125%, 07/09/21, 07/09/35 (A)	1,900,000	607,050
		1,148,550
Azerbaijan — 1.1%
Republic of Azerbaijan International Bond
4.750%, 03/18/24	800,000	869,992

Bahrain — 1.2%
Bahrain Government International Bond
7.000%, 10/12/28	200,000	227,000
Bahrain Government International Bond MTN
6.250%, 01/25/51	500,000	480,080
5.250%, 01/25/33	300,000	294,000
		1,001,080
Brazil — 1.2%
Brazilian Government International Bond
5.625%, 02/21/47	200,000	209,752
4.750%, 01/14/50	600,000	562,506
2.875%, 06/06/25	200,000	203,750
		976,008
Chile — 1.2%
Chile Government International Bond
3.500%, 01/25/50	600,000	602,520
2.450%, 01/31/31	400,000	405,604
		1,008,124
Colombia — 1.5%
Colombia Government International Bond
5.200%, 05/15/49	200,000	222,500
4.500%, 01/28/26	200,000	221,002
4.125%, 05/15/51	600,000	577,806
3.000%, 01/30/30	200,000	198,400
		1,219,708

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Croatia — 0.8%
Croatia Government International Bond
5.500%, 04/04/23	$600,000	$659,681

Dominican Republic — 1.6%
Dominican Republic International Bond
6.850%, 01/27/45	400,000	444,004
6.500%, 02/15/48	400,000	426,004
5.950%, 01/25/27	400,000	450,600
		1,320,608
Ecuador — 0.5%
Ecuador Government International Bond
0.500%, 0.500%, 07/31/21, 07/31/40(A)	1,000,000	425,010

Egypt — 2.6%
Egypt Government International Bond
8.700%, 03/01/49	600,000	632,376
7.903%, 02/21/48	200,000	197,500
7.625%, 05/29/32(B)	600,000	639,980
Egypt Government International Bond MTN
7.600%, 03/01/29	200,000	220,052
7.500%, 01/31/27	200,000	225,250
7.053%, 01/15/32	200,000	206,250
		2,121,408
El Salvador — 0.2%
El Salvador Government International Bond
7.125%, 01/20/50(B)	200,000	185,000

Ghana — 0.5%
Ghana Government International Bond
8.950%, 03/26/51	200,000	195,526
8.627%, 06/16/49	200,000	193,292
		388,818
Hungary — 1.9%
Hungary Government International Bond
5.750%, 11/22/23	600,000	681,000
5.375%, 03/25/24	800,000	909,206
		1,590,206

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
India — 0.8%
Export-Import Bank of India
3.875%, 02/01/28	$600,000	$643,887

Indonesia — 0.3%
Indonesia Government International Bond
2.950%, 01/11/23	200,000	207,362

Ivory Coast — 0.3%
Ivory Coast Government International Bond
6.125%, 06/15/33	200,000	215,000

Jordan — 1.6%
Jordan Government International Bond
6.125%, 01/29/26	800,000	873,672
5.750%, 01/31/27	400,000	430,992
		1,304,664
Kuwait — 0.5%
Kuwait International Government Bond
3.500%, 03/20/27	400,000	446,013

Mexico — 2.4%
Mexico Government International Bond
5.000%, 04/27/51	600,000	651,606
4.750%, 04/27/32	600,000	675,300
3.750%, 01/11/28	200,000	216,268
Mexico Government International Bond MTN
4.125%, 01/21/26	400,000	447,504
		1,990,678
Morocco — 1.3%
Morocco Government International Bond
4.000%, 12/15/50	500,000	466,250
2.375%, 12/15/27	600,000	591,724
		1,057,974
Nigeria — 1.9%
Nigeria Government International Bond
9.248%, 01/21/49	200,000	228,600
8.747%, 01/21/31	200,000	230,137
7.625%, 11/21/25	400,000	457,528

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Nigeria — continued
Nigeria Government International Bond MTN
7.625%, 11/28/47	$200,000	$204,000
6.500%, 11/28/27	400,000	427,552
		1,547,817
Oman — 3.7%
Oman Government International Bond
7.000%, 01/25/51	200,000	197,467
6.750%, 01/17/48	600,000	577,524
6.750%, 10/28/27	800,000	881,872
6.250%, 01/25/31	200,000	210,500
5.625%, 01/17/28	400,000	413,080
4.125%, 01/17/23	600,000	609,750
Oman Government International Bond MTN
6.000%, 08/01/29	200,000	208,616
		3,098,809
Pakistan — 0.5%
Pakistan Government International Bond
8.250%, 04/15/24	400,000	441,500

Panama — 2.5%
Panama Government International Bond
4.500%, 05/15/47	200,000	222,502
4.000%, 09/22/24	400,000	435,004
3.870%, 07/23/60	800,000	790,000
3.750%, 03/16/25	600,000	650,256
		2,097,762
Paraguay — 0.3%
Paraguay Government International Bond
5.000%, 04/15/26	200,000	224,500

Peru — 1.2%
Peruvian Government International Bond
8.750%, 11/21/33	200,000	314,002
5.625%, 11/18/50	200,000	274,000
4.125%, 08/25/27	200,000	226,900
2.783%, 01/23/31	200,000	202,702
		1,017,604

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Philippines — 0.6%
Philippine Government International Bond
6.375%, 10/23/34	$200,000	$277,066
3.700%, 02/02/42	200,000	211,360
		488,426
Qatar — 4.4%
Qatar Government International Bond
4.817%, 03/14/49	1,000,000	1,232,888
4.500%, 04/23/28	400,000	472,208
4.000%, 03/14/29	200,000	228,519
3.875%, 04/23/23	600,000	640,547
3.750%, 04/16/30	200,000	225,593
3.400%, 04/16/25	600,000	655,500
3.250%, 06/02/26	200,000	218,952
		3,674,207
Romania — 1.3%
Romanian Government International Bond
4.000%, 02/14/51	400,000	387,720
Romanian Government International Bond MTN
4.875%, 01/22/24	400,000	445,256
4.375%, 08/22/23	200,000	217,492
		1,050,468
Russia — 1.7%
Russian Foreign Bond - Eurobond
5.250%, 06/23/47	200,000	248,728
5.100%, 03/28/35	200,000	236,154
4.750%, 05/27/26	200,000	228,912
4.375%, 03/21/29	400,000	452,512
4.250%, 06/23/27	200,000	225,720
		1,392,026
Saudi Arabia — 1.6%
Saudi Government International Bond
5.250%, 01/16/50	200,000	248,801

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Saudi Arabia — continued
Saudi Government International Bond MTN
4.500%, 04/17/30	$400,000	$467,968
2.900%, 10/22/25(B)	200,000	213,820
2.500%, 02/03/27	400,000	417,716
		1,348,305
Senegal — 0.5%
Senegal Government International Bond
6.250%, 07/30/24	200,000	220,823
6.250%, 05/23/33	200,000	212,677
		433,500
South Africa — 1.2%
Republic of South Africa Government International Bond
4.850%, 09/27/27	200,000	208,030
4.850%, 09/30/29	200,000	201,913
4.300%, 10/12/28	600,000	594,090
		1,004,033
South Korea — 2.7%
Export-Import Bank of Korea
1.413%, VAR ICE LIBOR USD 3 Month+1.200%, 04/27/23	1,200,000	1,222,900
Korea Development Bank MTN
0.539%, VAR ICE LIBOR USD 3 Month+0.350%, 02/18/23	1,000,000	1,000,999
		2,223,899
Sri Lanka — 0.7%
Sri Lanka Government International Bond
7.550%, 03/28/30	400,000	227,804
6.750%, 04/18/28	600,000	339,942
		567,746

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Turkey — 2.4%
Turkey Government International Bond
6.625%, 02/17/45	$400,000	$384,000
6.125%, 10/24/28	200,000	207,996
5.600%, 11/14/24	400,000	418,000
5.250%, 03/13/30	400,000	385,912
5.125%, 02/17/28	400,000	396,401
3.250%, 03/23/23	200,000	198,750
		1,991,059
Ukraine — 2.1%
Ukraine Government International Bond
7.750%, 09/01/26	400,000	432,320
7.750%, 09/01/24	400,000	432,500
7.750%, 09/01/23	200,000	215,812
7.375%, 09/25/32	600,000	616,831
		1,697,463
United Arab Emirates — 3.3%
Abu Dhabi Government International Bond
3.125%, 10/11/27	200,000	219,400
3.125%, 05/03/26	600,000	653,952
3.125%, 09/30/49	200,000	192,810
Abu Dhabi Government International Bond MTN
2.500%, 04/16/25	600,000	635,164
0.750%, 09/02/23	500,000	501,322
Finance Department Government of Sharjah MTN
4.000%, 07/28/50	600,000	551,400
		2,754,048
Uruguay — 0.8%
Uruguay Government International Bond
4.375%, 10/27/27	400,000	456,004
4.375%, 01/23/31	200,000	230,752
		686,756

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Vietnam — 0.5%
Vietnam Government International Bond
4.800%, 11/19/24	$400,000	$449,591

TOTAL SOVEREIGN DEBT
(Cost $47,209,616)		46,969,290

CORPORATE OBLIGATIONS — 35.8%
Azerbaijan — 1.2%
Energy — 1.2%
Southern Gas Corridor CJSC
6.875%, 03/24/26	800,000	955,800

Bahrain — 1.1%
Government — 1.1%
CBB International Sukuk Programme SPC
6.250%, 11/14/24	400,000	440,072
6.250%, 11/14/24(B)	400,000	440,348
		880,420

Brazil — 0.8%
Energy — 0.3%
Petrobras Global Finance BV
5.093%, 01/15/30	200,000	211,860

Industrials — 0.5%
Klabin Finance
4.875%, 09/19/27	400,000	443,504

Chile — 2.2%
Materials — 1.0%
Nacional del Cobre de Chile
3.625%, 08/01/27	600,000	659,580
3.000%, 09/30/29	200,000	209,548
		869,128

Utilities — 1.2%
Chile Electricity PEC
2.931%, 01/25/28(C)	1,200,000	987,600

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
China — 0.4%
Communication Services — 0.4%
Prosus
3.832%, 02/08/51	$400,000	$358,977

Colombia — 0.6%
Energy — 0.3%
Ecopetrol
5.875%, 05/28/45	200,000	216,166

Financials — 0.3%
Banco de Bogota
4.375%, 08/03/27	200,000	215,540

India — 2.0%
Energy — 1.0%
BPRL International Singapore Pte MTN
4.375%, 01/18/27	400,000	417,532
Oil India
5.375%, 04/17/24	200,000	222,400
ONGC Videsh
4.625%, 07/15/24	200,000	219,739
		859,671

Financials — 0.3%
ICICI Bank MTN
3.800%, 12/14/27	200,000	215,814

Utilities — 0.7%
Adani Renewable Energy RJ MTN
4.625%, 10/15/39	575,250	601,136

Indonesia — 1.2%
Energy — 0.3%
Pertamina Persero MTN
6.450%, 05/30/44	200,000	252,811

Materials — 0.9%
Indonesia Asahan Aluminium Persero
6.530%, 11/15/28	400,000	489,700
4.750%, 05/15/25(B)	200,000	219,250
		708,950

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Jordan — 0.2%
Consumer Staples — 0.2%
Hikma Finance USA
3.250%, 07/09/25	$200,000	$208,540

Kazakhstan — 1.8%
Energy — 1.8%
KazMunayGas National JSC
5.375%, 04/24/30	200,000	237,700
4.750%, 04/19/27	200,000	228,884
Tengizchevroil Finance International
3.250%, 08/15/30	1,000,000	1,013,986
		1,480,570

Kuwait — 3.1%
Financials — 0.9%
Kuwait Projects SPC
4.229%, 10/29/26	800,000	788,032

Materials — 2.2%
Equate Petrochemical BV MTN
4.250%, 11/03/26	400,000	434,800
MEGlobal Canada ULC MTN
5.875%, 05/18/30	400,000	484,202
5.000%, 05/18/25(B)	600,000	665,604
5.000%, 05/18/25	200,000	221,868
		1,806,474

Malaysia — 0.6%
Energy — 0.6%
Petronas Capital MTN
4.550%, 04/21/50	200,000	238,706
3.500%, 04/21/30	200,000	219,536
		458,242

Mauritius — 1.2%
Industrials — 1.2%
India Toll Roads MTN
5.500%, 08/19/24	1,000,000	969,000

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Mexico — 4.3%
Communication Services — 0.3%
Grupo Televisa
5.250%, 05/24/49	$200,000	$236,738

Consumer Staples — 0.5%
Grupo Bimbo
4.700%, 11/10/47	400,000	453,643

Diversified — 0.5%
Alfa
5.250%, 03/25/24	400,000	434,000

Energy — 2.8%
Petroleos Mexicanos
7.690%, 01/23/50	400,000	380,000
6.500%, 01/23/29	600,000	606,000
6.490%, 01/23/27	400,000	419,300
6.350%, 02/12/48	600,000	505,020
5.950%, 01/28/31	400,000	385,400
		2,295,720

Industrials — 0.2%
Mexico City Airport Trust
3.875%, 04/30/28	200,000	196,030

Morocco — 0.6%
Materials — 0.6%
OCP
6.875%, 04/25/44	400,000	491,176

Panama — 1.1%
Industrials — 1.1%
Aeropuerto Internacional de Tocumen
6.000%, 11/18/48	792,819	905,804

Peru — 0.5%
Energy — 0.5%
Petroleos del Peru
4.750%, 06/19/32	400,000	435,500

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Qatar — 1.3%
Financials — 1.3%
QNB Finance MTN
1.249%, VAR United States Secured Overnight Financing Rate+1.225%, 02/12/22	$200,000	$199,770
1.202%, VAR ICE LIBOR USD 3 Month+1.000%, 05/02/22	850,000	852,582
		1,052,352

Saudi Arabia — 2.4%
Energy — 1.5%
Saudi Arabian Oil
3.250%, 11/24/50	600,000	556,285
Saudi Arabian Oil MTN
4.250%, 04/16/39	200,000	220,532
3.500%, 04/16/29	400,000	434,052
		1,210,869

Utilities — 0.9%
Acwa Power Management And Investments One
5.950%, 12/15/39	600,000	709,800

South Africa — 1.4%
Materials — 0.9%
Sasol Financing USA
6.500%, 09/27/28	700,000	784,000

Utilities — 0.5%
Eskom Holdings SOC MTN
6.350%, 08/10/28	400,000	430,000

Spain — 0.2%
Energy — 0.2%
EnfraGen Energia Sur
5.375%, 12/30/30	200,000	200,485

United Arab Emirates — 4.4%
Consumer Staples — 0.4%
DP World Crescent
3.908%, 05/31/23	200,000	210,544

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Consumer Staples — continued
DP World MTN
6.850%, 07/02/37	$100,000	$130,724
		341,268

Financials — 2.0%
First Abu Dhabi Bank PJSC MTN
1.043%, VAR ICE LIBOR USD 3 Month+0.850%, 08/08/23	1,400,000	1,406,090
MDGH - GMTN BV MTN
2.500%, 05/21/26	200,000	210,380
		1,616,470

Government — 2.0%
Sharjah Sukuk Program
3.234%, 10/23/29	400,000	410,840
2.942%, 06/10/27	600,000	612,750
Sharjah Sukuk Program MTN
3.854%, 04/03/26	600,000	643,356
		1,666,946

United States — 3.2%
Financials — 3.2%
Goldman Sachs Group
0.925%, VAR ICE LIBOR USD 3 Month+0.750%, 02/23/23	1,000,000	1,010,920
Morgan Stanley MTN
1.618%, VAR ICE LIBOR USD 3 Month+1.400%, 10/24/23	1,000,000	1,020,820
1.413%, VAR ICE LIBOR USD 3 Month+1.220%, 05/08/24	600,000	612,702
		2,644,442

TOTAL CORPORATE OBLIGATIONS
(Cost $29,031,410)		29,593,478

Schedule of Investments	February 28, 2021 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 2.1%
U.S. Treasury Notes
0.375%, 11/30/25	$800,000	$786,531
0.125%, 05/31/22	1,000,000	1,000,117

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,797,894)		1,786,648
TOTAL INVESTMENTS — 94.7%
(Cost $78,038,920)		$78,349,416

Percentages are based on Net Assets of $82,695,520.

(A)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2021, the value of these securities amounted to $2,364,002, representing 2.9% of the net assets of the Fund.
(C)	Zero coupon security - The rate reported on the Schedule of Investments is the effective yield at time of purchase.

MTN — Medium Term Note

As of February 28, 2021, all of the Fund's investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosures under U.S. GAAP.

For the period ended February 28, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2021 (Unaudited)

Global X China Innovation ETF

	Shares	Value
COMMON STOCK — 91.0%
CHINA— 89.0%
Communication Services — 10.0%
Baidu ADR *	72	$20,409
Bilibili ADR *	435	54,797
NetEase	1,000	21,399
Tencent Holdings	1,500	128,104
		224,709
Consumer Discretionary — 18.1%
17 Education & Technology Group ADR	1,479	20,499
Alibaba Group Holding *	3,700	110,847
BYD, Cl H	3,500	88,974
Fuyao Glass Industry Group, Cl H	3,200	19,636
Geely Automobile Holdings	7,000	22,740
JD.com, Cl A *	900	41,767
Meituan, Cl B *	600	26,298
NavInfo, Cl A	13,000	32,762
NIO ADR *	248	11,353
TAL Education Group ADR *	416	32,257
		407,133
Consumer Staples — 2.0%
Tongwei, Cl A	6,200	44,951
Financials — 5.6%
East Money Information, Cl A	7,100	33,287
Ping An Insurance Group of China, Cl H	7,500	92,138
		125,425
Health Care — 12.7%
Alibaba Health Information Technology *	4,000	13,407
Hangzhou Tigermed Consulting, Cl A	900	19,525
Innovent Biologics *	1,500	15,450
Jiangsu Hengrui Medicine, Cl A	2,100	32,991
Pharmaron Beijing, Cl H	1,000	17,093
Ping An Healthcare and Technology *	6,500	93,930
Shenzhen Mindray Bio-Medical Electronics, Cl A	300	19,352
WuXi AppTec, Cl H	2,000	41,690
Wuxi Biologics Cayman *	2,500	30,955
		284,393

Schedule of Investments	February 28, 2021 (Unaudited)

Global X China Innovation ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 15.1%
Contemporary Amperex Technology, Cl A	1,500	$74,592
Estun Automation, Cl A	4,500	20,445
Han's Laser Technology Industry Group, Cl A	12,900	85,823
Ming Yang Smart Energy Group, Cl A	9,400	29,753
NARI Technology, Cl A	10,000	43,813
SF Holding, Cl A	1,400	22,677
Shenzhen Inovance Technology, Cl A	3,000	39,487
ZTO Express Cayman ADR	677	22,842
		339,432
Information Technology — 24.7%
GDS Holdings ADR *	150	15,324
GoerTek, Cl A	4,700	23,210
Hua Hong Semiconductor	9,000	55,051
Iflytek	6,000	44,640
LONGi Green Energy Technology, Cl A	6,300	101,561
Luxshare Precision Industry, Cl A	9,700	69,608
Sangfor Technologies, Cl A	1,800	73,696
Will Semiconductor Shanghai, Cl A	1,000	43,671
Wuxi Lead Intelligent Equipment, Cl A	5,300	68,624
Xinyi Solar Holdings	28,000	58,834
		554,219
Materials — 0.8%
Ganfeng Lithium, Cl A	1,200	18,337
TOTAL CHINA		1,998,599
HONG KONG— 2.0%
Health Care — 1.3%
Sino Biopharmaceutical	27,000	30,038
Information Technology — 0.7%
China Youzan *	36,000	15,407
TOTAL HONG KONG		45,445
TOTAL COMMON STOCK
(Cost $2,295,252)		2,044,044
TOTAL INVESTMENTS — 91.0%
(Cost $2,295,252)		$2,044,044

Percentages are based on Net Assets of $2,246,079.

Schedule of Investments	February 28, 2021 (Unaudited)

Global X China Innovation ETF

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of February 28, 2021, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-009-0200